UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Master Intermediate Income Trust

Semiannual report
3 | 31 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PIM

Putnam
Master Intermediate
Income Trust

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Other information for shareholders	3
Summary of dividend reinvestment plans	4
Financial statements	6
Shareholder meeting results	84

Message from the Trustees

May 18, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/23. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

CLOSED-END FUNDS OFFER DISTINCTIVE CHARACTERISTICS

Closed-end funds have some key characteristics that you should understand as you consider your portfolio strategies.

More assets at work Closed-end funds are typically fixed pools of capital that do not need to hold cash in connection with sales and redemptions, allowing the funds to keep more assets actively invested.

Traded like stocks Closed-end fund shares are traded on stock exchanges.

They have a market price A closed-end fund has a per-share net asset value (NAV) and a market price, which is how much you pay when you buy shares of the fund, and how much you receive when you sell them.

When looking at a closed-end fund’s performance, you will usually see that the NAV and the market price differ. The market price can be influenced by several factors that cause it to vary from the NAV, including fund distributions, changes in supply and demand for the fund’s shares, changing market conditions, and investor perceptions of the fund or its investment manager.

2 Master Intermediate Income Trust

Other information for shareholders

Important notice regarding share repurchase program

In September 2022, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2022, up to 10% of the fund’s common shares outstanding as of September 30, 2022.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Master Intermediate Income Trust 3

Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

4 Master Intermediate Income Trust

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

Master Intermediate Income Trust 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 Master Intermediate Income Trust

The fund’s portfolio 3/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (180.0%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$33,688	$34,561
5.00%, with due dates from 5/20/49 to 3/20/50	122,886	124,174
3.50%, with due dates from 9/20/49 to 3/20/50	746,651	703,478
4.50%, TBA, 4/1/53	5,000,000	4,924,795
4.00%, TBA, 4/1/53	4,000,000	3,850,677
3.00%, TBA, 4/1/53	4,000,000	3,638,664
		13,276,349
U.S. Government Agency Mortgage Obligations (172.3%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	60,140	60,219
4.50%, 5/1/49	8,377	8,310
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	9,000,000	9,179,299
6.00%, TBA, 4/1/53	9,000,000	9,184,572
5.50%, TBA, 5/1/53	25,000,000	25,245,110
5.00%, TBA, 5/1/53	52,000,000	51,847,635
4.50%, TBA, 5/1/53	44,000,000	43,107,948
4.00%, TBA, 4/1/53	2,000,000	1,912,656
3.50%, TBA, 5/1/53	4,000,000	3,717,342
3.50%, TBA, 4/1/53	4,000,000	3,714,998
3.00%, TBA, 4/1/53	6,000,000	5,380,315
2.50%, TBA, 4/1/53	5,000,000	4,309,570
2.00%, TBA, 4/1/53	4,000,000	3,305,123
4.50%, TBA, 4/1/53	44,000,000	43,099,356
5.00%, TBA, 4/1/53	69,000,000	68,803,212
5.50%, TBA, 4/1/53	25,000,000	25,253,900
		298,129,565
Total U.S. government and agency mortgage obligations (cost $308,815,324)		$311,405,914

U.S. TREASURY OBLIGATIONS (0.5%)*	Principal amount	Value
U.S. Treasury Notes 1.625%, 05/15/31 [i]	$857,000	$750,046
U.S. Treasury Notes 1.875%, 02/28/27 [i]	143,000	133,676
Total U.S. treasury obligations (cost $883,722)		$883,722

MORTGAGE-BACKED SECURITIES (39.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (14.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$458,642	$89,206
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,648,177	514,595
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,969,785	411,612
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,514,047	728,867
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,580,696	550,218
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	171,887	24,419
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,812,896	674,238
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	612,121	110,184

Master Intermediate Income Trust 7

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4425, IO, 4.00%, 1/15/45	$690,056	$104,233
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	767,705	147,046
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	476,649	69,506
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	800,705	103,091
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	454,420	55,528
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	250,653	18,377
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	155,638	5,701
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,163,016	87,077
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	58,796	521
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.65%), 1.966%, 4/15/40	359,048	10,280
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.516%, 12/15/47	670,699	80,551
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.416%, 8/15/56	2,347,041	313,729
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.416%, 4/15/47	470,331	60,846
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.405%, 9/25/50	3,982,957	478,592
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 7/25/50	3,640,169	472,671
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 1/25/50	2,591,211	263,826
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.382%, 7/25/43 W	770,976	7,710
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,031,723	179,219
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	36,868	6,076
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,257,667	200,975
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	107,877	15,536
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,804,388	685,644
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	136,932	26,457
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	217,245	14,019
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,270,686	222,472
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	390,792	57,384
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	292,717	37,711
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	211,494	24,808
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	177,552	5,998
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	7,027,865	892,544
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.555%, 4/25/40	296,739	34,596
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.405%, 3/25/48	1,567,124	145,116
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.355%, 6/25/48	2,643,412	314,657
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.305%, 5/25/47	3,303,317	330,464
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.305%, 10/25/41	47,458	244

8 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 12/25/46	$1,338,204	$109,947
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 5/25/39	4,097,479	317,510
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 3/25/50	2,257,692	260,244
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 8/25/49	1,465,488	127,143
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.155%, 11/25/49	2,931,172	358,482
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 1.055%, 10/25/41	661,677	62,960
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	900,904	169,481
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,588,829	332,685
Ser. 14-76, IO, 5.00%, 5/20/44	368,706	73,288
Ser. 12-146, IO, 5.00%, 12/20/42	240,846	46,269
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	349,996	72,003
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	255,245	51,507
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,125,554	229,332
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	578,581	116,735
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,161,628	229,406
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	197,761	38,727
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,038,248	195,644
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	487,997	95,239
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	434,194	84,697
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	449,057	74,104
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	794,065	143,114
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	410,179	71,594
Ser. 16-29, IO, 4.00%, 2/16/46	414,440	70,556
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,122,680	179,494
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	863,139	157,523
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	661,390	79,367
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	1,856,504	274,196
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	464,545	17,244
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	243,790	40,496
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	530,730	32,508
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	212,109	32,829
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	198,985	33,888
Ser. 18-H05, Class AI, IO, 3.794%, 2/20/68 W	1,315,491	64,336
Ser. 18-H05, Class BI, IO, 3.793%, 2/20/68 W	2,590,929	121,045
Ser. 21-156, IO, 3.50%, 7/20/51	4,319,518	739,009
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,596,192	459,472
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	29,423	903
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	415,138	56,097
Ser. 13-28, IO, 3.50%, 2/20/43	143,384	17,988
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	225,400	25,367
Ser. 13-14, IO, 3.50%, 12/20/42	892,899	90,585

Master Intermediate Income Trust 9

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	$933,556	$156,243
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	912,381	143,466
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	445,879	72,574
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	536,539	39,704
Ser. 17-H08, Class NI, IO, 3.01%, 3/20/67 W	3,269,818	115,752
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,672,743	539,452
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,943,236	449,492
Ser. 17-H19, Class MI, IO, 2.067%, 4/20/67 W	1,149,636	65,529
Ser. 16-H03, Class DI, IO, 2.035%, 12/20/65 W	2,552,295	117,892
Ser. 15-H25, Class EI, IO, 1.887%, 10/20/65 W	1,842,149	82,528
Ser. 17-H09, IO, 1.846%, 4/20/67 W	3,271,892	87,909
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65 W	2,496,233	105,840
FRB Ser. 15-H08, Class CI, IO, 1.803%, 3/20/65 W	1,389,821	54,620
Ser. 15-H23, Class BI, IO, 1.753%, 9/20/65 W	2,477,353	95,130
Ser. 17-H12, Class QI, IO, 1.732%, 5/20/67 W	2,041,410	76,106
Ser. 16-H24, Class CI, IO, 1.689%, 10/20/66 W	1,726,556	70,098
Ser. 16-H14, IO, 1.671%, 6/20/66 W	2,208,758	71,261
Ser. 17-H11, Class DI, IO, 1.647%, 5/20/67 W	2,229,630	118,346
Ser. 16-H16, Class EI, IO, 1.636%, 6/20/66 W	2,632,595	121,363
Ser. 13-H08, Class CI, IO, 1.597%, 2/20/63 W	1,283,029	43,623
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 6/20/51	5,585,769	708,722
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 5/20/51	3,298,078	438,356
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 4/20/51	2,284,018	268,992
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 9/20/50	3,125,691	400,714
Ser. 14-H21, Class BI, IO, 1.531%, 10/20/64 W	3,312,063	118,903
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.472%, 11/20/47	3,270,645	492,626
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 1.419%, 4/20/44	1,760,406	196,842
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 7/20/50	2,030,763	284,262
IFB Ser. 19-5, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 1/20/49	1,660,838	170,629
IFB Ser. 20-63, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 5/20/50	2,215,965	254,348
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 4/20/50	2,857,291	362,245
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 8/20/49	2,198,352	225,331
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 7/20/49	1,990,637	197,969
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 7/20/49	2,638,775	249,236
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 1/20/50	1,653,240	176,458

10 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 12/20/49	$1,376,389	$139,203
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 9/20/49	2,150,140	241,352
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.239%, 8/20/43	2,357,854	244,957
Ser. 17-H16, Class FI, IO, 0.936%, 8/20/67 W	1,882,967	78,260
Ser. 17-H16, Class JI, IO, 0.898%, 8/20/67 W	5,712,032	328,171
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.839%, 8/20/44	805,003	71,441
Ser. 18-H15, Class KI, IO, 0.69%, 8/20/68 W	2,220,349	110,300
Ser. 17-H16, Class IG, IO, 0.302%, 7/20/67 W	5,206,296	164,779
Ser. 15-H20, Class CI, IO, 0.087%, 8/20/65 W	2,791,453	157,717
Ser. 16-H18, Class QI, IO, 0.078%, 6/20/66 W	1,761,918	90,610
Ser. 16-H09, Class BI, IO, 0.067%, 4/20/66 W	3,182,367	160,073
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68 W	3,672,031	191,060
Ser. 16-H17, Class KI, IO, 0.049%, 7/20/66 W	1,505,115	68,256
Ser. 15-H15, Class BI, IO, 0.037%, 6/20/65 W	1,614,345	65,704
Ser. 16-H03, Class AI, IO, 0.034%, 1/20/66 W	2,067,603	76,347
Ser. 17-H02, Class BI, IO, 0.03%, 1/20/67 W	1,734,979	62,971
Ser. 15-H10, Class BI, IO, 0.03%, 4/20/65 W	1,720,397	72,429
Ser. 16-H22, Class AI, IO, 0.029%, 10/20/66 W	2,313,378	88,804
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66 W	6,381,748	285,264
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68 W	2,771,443	140,235
Ser. 17-H06, Class BI, IO, 0.014%, 2/20/67 W	2,531,930	88,223
Ser. 15-H24, Class AI, IO, 0.014%, 9/20/65 W	2,199,539	68,318
Ser. 16-H06, Class DI, IO, 0.008%, 7/20/65 W	3,363,549	80,903
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66 W	3,152,980	62,290
Ser. 16-H10, Class AI, IO, zero %, 4/20/66 W	5,773,704	120,613
		24,760,399
Commercial mortgage-backed securities (13.1%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	215,751
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	11,289	10,894
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.029%, 4/10/51 W	568,000	364,048
Ser. 19-B13, Class D, 2.50%, 8/15/57	320,000	198,835
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	590,000	367,165
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	591,000	358,085
Ser. 19-CD8, Class D, 3.00%, 8/15/57	277,000	183,956
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	1,025,000	480,623
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	409,000	335,370
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46 W	350,000	342,405

Master Intermediate Income Trust 11

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A
Ser. 15-P1, Class D, 3.225%, 9/15/48	$813,000	$602,622
Ser. 15-GC27, Class E, 3.00%, 2/10/48	522,000	380,935
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47 W	441,000	396,858
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	465,000	418,814
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	447,000	400,242
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47 W	290,000	255,505
FRB Ser. 14-CR17, Class E, 4.845%, 5/10/47 W	758,000	513,879
FRB Ser. 14-UBS3, Class D, 4.765%, 6/10/47 W	144,000	98,434
FRB Ser. 13-CR7, Class D, 4.382%, 3/10/46 W	233,000	206,205
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	80,321
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48 W	385,000	294,724
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 7.97%, 9/9/24	252,000	251,263
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.756%, 4/15/50 W	527,000	290,146
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.56%, 11/25/51	797,000	686,998
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.606%, 2/10/46 W	638,000	521,638
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47 W	294,000	243,353
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.526%, 9/10/47 W	1,285,000	678,655
FRB Ser. 13-GC13, Class D, 4.122%, 7/10/46 W	531,000	215,203
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.736%, 2/15/47 W	963,000	541,431
FRB Ser. 14-C19, Class C19, 4.635%, 4/15/47 W	400,000	368,534
FRB Ser. C14, Class D, 4.549%, 8/15/46 W	515,000	265,841
FRB Ser. 14-C18, Class E, 4.236%, 2/15/47 W	407,000	174,279
FRB Ser. 14-C23, Class D, 3.979%, 9/15/47 W	505,000	425,297
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47 W	200,000	128,636
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	1,500,000	153,881
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	788,000	438,393
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.383%, 9/15/50 W	268,000	180,435
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.296%, 4/15/46 W	581,000	359,561
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	199,709
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46 W	410,000	95,068
FRB Ser. 12-C6, Class E, 4.966%, 5/15/45 W	263,000	206,113
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	841,000	425,378
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	462,989	55
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.704%, 12/15/49 W	13,487	—

12 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45 W	$363,000	$344,850
FRB Ser. 15-C25, Class C, 4.524%, 10/15/48 W	253,000	227,507
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	337,000	299,932
Ser. 14-C19, Class C, 4.00%, 12/15/47	211,000	190,272
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class E, 4.488%, 11/15/45 W	258,000	202,680
FRB Ser. 13-C11, Class D, 4.368%, 8/15/46 W	900,000	44,783
FRB Ser. 13-C11, Class F, 4.368%, 8/15/46 W	496,000	3,323
FRB Ser. 15-C23, Class D, 4.14%, 7/15/50 W	690,000	527,431
FRB Ser. 13-C9, Class D, 4.084%, 5/15/46 W	676,000	568,696
FRB Ser. 13-C10, Class D, 4.067%, 7/15/46 W	485,000	221,624
FRB Ser. 13-C10, Class E, 4.067%, 7/15/46 W	1,006,000	253,311
FRB Ser. 13-C10, Class F, 4.067%, 7/15/46 W	975,000	133,249
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	311,992
Ser. 14-C19, Class D, 3.25%, 12/15/47	602,000	463,272
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	168,221	141,631
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51 W	284,000	236,563
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.165%, 3/15/45 W	173,864	160,824
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.595%, 3/25/50	701,000	649,515
FRB Ser. 19-01, Class M10, 8.095%, 10/25/49	567,361	520,275
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.259%, 6/25/37	445,749	444,378
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 7.993%, 1/19/37	504,000	493,920
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	558,952	6
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.391%, 8/15/50 W	319,000	258,483
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63 W	622,000	6
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.987%, 1/15/59 W	455,000	375,099
FRB Ser. 15-SG1, Class B, 4.454%, 9/15/48 W	346,000	301,643
FRB Ser. 15-C29, Class D, 4.219%, 6/15/48 W	394,000	333,220
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.499%, 9/15/58 W	244,000	195,105
FRB Ser. 13-LC12, Class D, 4.364%, 7/15/46 W	188,000	66,203
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	67,755
Ser. 16-C33, Class D, 3.123%, 3/15/59	768,000	596,603
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	250,000	220,109
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.025%, 3/15/46 W	226,000	219,703
FRB Ser. 13-UBS1, Class E, 5.025%, 3/15/46 W	303,000	287,723
		22,717,224

Master Intermediate Income Trust 13

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (12.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.035%, 5/25/47	$376,018	$199,668
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 4.523%, 11/27/36 W	520,158	358,909
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 5.345%, 1/25/36	52,013	65,280
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 11/25/47	180,987	149,207
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 5.195%, 3/25/37	728,975	590,048
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65 W	1,000,000	917,631
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (ICE LIBOR USD 1 Month + 0.70%), 5.545%, 9/25/35	259,322	222,741
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.438%, 11/20/35	277,827	245,661
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	235,642	199,990
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	1,566,428	1,240,807
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 4.638%, 9/25/35	210,743	187,530
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 4.098%, 8/25/46	78,120	66,837
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.078%, 6/25/46	217,902	180,336
FRB Ser. 06-OA7, Class 1A1, 3.039%, 6/25/46 W	240,768	214,933
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 15.345%, 5/25/28	266,297	290,240
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 7/25/28	1,275,754	1,362,156
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 14.195%, 4/25/28	569,596	596,875
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 14.045%, 10/25/27	395,030	417,104
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 13.645%, 3/25/28	384,767	392,088
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.395%, 12/25/27	632,336	647,181
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 17.095%, 2/25/49	85,000	97,472
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 16.095%, 4/25/49	106,000	118,962
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.06%, 10/25/50	176,000	207,505
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 15.845%, 10/25/48	649,000	736,662

14 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.595%, 1/25/49	$141,000	$160,292
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 15.345%, 3/25/49	118,000	130,573
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 8/25/50	609,000	678,269
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 7/25/50	430,000	481,453
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.595%, 9/25/48	174,000	180,011
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.595%, 7/25/50	166,422	176,328
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (ICE LIBOR USD 1 Month + 5.25%), 10.095%, 9/25/50	322,006	338,758
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 10/25/48	380,000	399,123
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 8.745%, 9/25/48	190,000	195,682
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 8.545%, 12/25/30	260,000	265,595
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.945%, 3/25/50	146,355	149,559
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	307,000	266,348
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	636,000	536,201
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 17.595%, 10/25/28	89,479	101,424
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 17.095%, 9/25/28	1,110,300	1,253,378
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.595%, 10/25/28	565,558	629,995
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.595%, 8/25/28	366,243	408,551
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.595%, 1/25/29	119,499	128,683
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 14.095%, 4/25/29	19,819	20,922
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.345%, 9/25/29	285,000	309,029
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.695%, 10/25/29	1,170,000	1,241,704
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.345%, 12/25/30	283,000	295,712
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 5/25/30	82,000	86,095
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 2/25/30	60,000	63,900

Master Intermediate Income Trust 15

MORTGAGE-BACKED SECURITIES (39.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/25	$4,423	$4,569
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 8.445%, 1/25/30	182,000	185,892
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.06%, 1/25/42	180,000	173,765
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 8.945%, 9/25/31	556,000	567,004
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.495%, 2/25/40	504,000	508,062
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.295%, 7/25/31	5,950	5,958
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 5.205%, 5/25/36	478,305	120,150
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 5.155%, 5/25/37	194,751	135,725
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 5.281%, 5/19/35	243,691	79,307
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.71%, 1/25/34 (Bermuda)	150,000	138,342
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 5.245%, 6/25/37	421,006	171,281
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 2/25/26 W	133,000	127,680
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	198,987	165,174
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.64%, 8/25/35	37,920	34,394
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 5.275%, 5/25/46	201,968	173,693
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 5.265%, 8/25/36	170,191	131,898
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 4.965%, 8/25/36	141,400	116,942
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	216,000	189,362
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 5.825%, 10/25/45	95,173	88,327
		21,320,933
Total mortgage-backed securities (cost $79,768,237)		$68,798,556

CORPORATE BONDS AND NOTES (20.4%)*	Principal amount	Value
Basic materials (1.9%)
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	$92,000	$91,297
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	305,000	269,590

16 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (20.4%)* cont.		Principal amount	Value
Basic materials cont.
Braskem Netherlands Finance BV 144A company guaranty sr. unsec. notes 7.25%, 2/13/33 (Brazil)		$400,000	$385,242
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		30,000	30,107
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		75,000	65,354
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		90,000	90,991
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		40,000	40,228
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		60,000	56,247
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		270,000	255,150
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		500,000	393,750
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		160,000	137,575
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		115,000	96,700
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		115,000	96,858
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	73,504
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		311,000	284,212
Unigel Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 8.75%, 10/1/26 (Brazil)		200,000	184,940
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		65,000	62,654
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		600,000	600,750
			3,215,149
Capital goods (3.1%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		305,000	312,625
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		205,000	210,638
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		160,000	136,509
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		234,000	221,054
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	111,838
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		100,000	103,322
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		72,000	72,767
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	410,000	423,573
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$620,000	632,538
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	158,502
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	112,443

Master Intermediate Income Trust 17

CORPORATE BONDS AND NOTES (20.4%)* cont.	Principal amount	Value
Capital goods cont.
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	$230,000	$173,825
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	273,000	242,042
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	30,000	30,788
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	346,000	362,089
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	113,000	100,899
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	320,000	289,112
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30	25,000	24,781
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	352,000	308,398
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	86,000	84,065
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	403,000	379,994
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	120,000	106,210
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	80,000	71,120
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	180,000	180,164
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	40,000	40,300
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	344,000	303,530
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	115,000	118,082
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	136,000	138,237
		5,449,445
Communication services (0.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	677,000	621,655
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	590,000	536,369
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	50,000	49,801
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	80,000	69,011
		1,276,836
Consumer cyclicals (4.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	70,000	62,425
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	328,000	334,738
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	15,000	16,025
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	268,000	261,268
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	75,000	61,594
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	55,000	52,751

18 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (20.4%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		$557,000	$566,748
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		285,000	285,061
Carnival Corp. notes Ser. REGS, 10.125%, 2/1/26	EUR	207,000	235,743
Carnival Corp. 144A notes 10.50%, 2/1/26		$43,000	44,803
Carnival Corp. 144A notes 9.875%, 8/1/27		320,000	329,630
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		135,000	121,179
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		20,000	17,846
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		191,000	182,951
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 4.00%, 5/1/31		800,000	700,560
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	305,000	308,131
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$57,000	48,593
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	169,150
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		90,000	80,863
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		25,000	23,533
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		700,000	609,000
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		688,000	637,845
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		9,000	8,438
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		90,000	79,988
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		55,000	49,294
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		485,000	515,313
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	144,449
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		100,000	94,000
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	47,733
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	170,000	159,798
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$45,000	36,166
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		393,000	373,240
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,342
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	103,788
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		226,000	208,616
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		168,000	165,257
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		19,000	17,963
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		50,000	40,375
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		70,000	66,150

Master Intermediate Income Trust 19

CORPORATE BONDS AND NOTES (20.4%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	$35,000	$35,525
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	122,000	110,820
		7,416,692
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	100,000	93,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	275,000	256,681
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	141,000	136,359
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29	266,000	231,445
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	85,000	82,446
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	85,000	77,775
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	33,000	31,259
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	35,000	28,482
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	25,000	21,525
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	60,000	55,723
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 5.625%, 2/15/29	200,000	188,048
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	120,000	119,400
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	246,000	258,509
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	60,000	60,956
		1,641,608
Energy (5.3%)
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	306,000	285,515
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	659,000	619,460
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	403,000	394,263
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	80,095
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	10,000	8,261
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	117,000	110,296
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	102,000	98,020
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	56,000	56,510
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)	530,000	536,493
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	751,000	745,368
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	10,000	9,482

20 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (20.4%)* cont.	Principal amount	Value
Energy cont.
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	$195,000	$187,688
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	545,000	533,762
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	255,000	268,558
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	550,000	570,625
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	195,000	210,073
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28	58,000	51,510
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	602,000	554,339
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	240,000	227,480
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	146,000	139,399
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	409,000	404,935
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	816,000	624,486
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	114,000	90,745
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	760,000	726,410
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	231,000	225,585
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	407,000	360,710
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	51,000	48,993
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	134,000	131,408
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	17,000	16,222
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25	155,000	150,287
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	179,000	158,055
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	337,000	316,827
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	230,000	216,775
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	35,000	33,660
		9,192,295
Financials (0.9%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	105,000	94,596
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27	30,000	26,871
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	100,000	96,649
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	200,000	195,769
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	200,000	169,945
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	135,000	124,706
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	265,000	212,951
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	161,000	116,376

Master Intermediate Income Trust 21

CORPORATE BONDS AND NOTES (20.4%)* cont.	Principal amount	Value
Financials cont.
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	$25,000	$21,995
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	115,000	90,850
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	130,000	100,836
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	93,000	79,748
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	60,000	57,677
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	161,000	135,444
		1,524,413
Health care (1.8%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	55,000	46,314
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	157,000	147,618
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	60,000	52,350
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	55,000	48,675
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	265,000	250,285
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	245,000	245,873
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	55,000	48,988
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	184,000
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	155,000	149,527
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	530,000	451,825
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	40,000	35,128
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	135,000	129,607
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	127,000	124,506
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	99,000	97,656
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	55,000	49,759
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30	85,000	83,853
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	200,000	200,022
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	490,000	514,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	181,142
		3,041,628
Technology (1.0%)
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	245,000	213,818
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	373,000	333,682
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29	202,000	178,690
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	415,000	352,136

22 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (20.4%)* cont.	Principal amount	Value
Technology cont.
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	$320,000	$276,000
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	426,000	368,799
		1,723,125
Transportation (0.1%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	147,000	141,783
		141,783
Utilities and power (0.4%)
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	170,000	164,888
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	90,000	72,000
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	56,000	52,092
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries company guaranty sr. notes Ser. REGS, 4.50%, 7/14/28 (India)	200,000	167,941
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	50,000	44,760
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	102,000	99,023
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	75,000	70,913
		671,617
Total corporate bonds and notes (cost $36,879,265)		$35,294,591

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.3%)*		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$210,000	$185,061
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	231,010
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	210,000	171,717
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	360,000	279,603
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d’lvoire)	EUR	1,345,000	1,197,962
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d’lvoire)		$1,300,000	1,261,000
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		340,000	328,525
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		175,000	148,357
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		336,000	340,687
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	175,420
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	279,374

Master Intermediate Income Trust 23

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.3%)* cont.	Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)	$380,000	$375,662
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)	260,000	226,066
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)	725,000	715,857
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	360,000	220,950
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)	1,130,000	788,170
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	240,000	182,405
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default) †	1,510,000	579,463
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default) †	1,000,000	355,000
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)	379,000	342,017
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	1,220,000	1,217,531
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)	360,000	357,396
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	650,000	647,101
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	560,000	559,726
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)	270,000	239,628
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)	1,670,000	965,042
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	1,250,000	1,059,762
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	910,000	889,980
Total foreign government and agency bonds and notes (cost $16,597,432)		$14,320,472

CONVERTIBLE BONDS AND NOTES (5.3%)*	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$51,000	$47,923
		47,923
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	130,000	152,295
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	90,000	82,035
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	71,000	88,059
		322,389
Communication services (0.2%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	184,000	94,760
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	136,000	132,940
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	150,000	133,275
		360,975

24 Master Intermediate Income Trust

CONVERTIBLE BONDS AND NOTES (5.3%)* cont.	Principal amount	Value
Consumer cyclicals (1.3%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	$110,000	$92,805
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	115,000	87,975
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	55,000	44,825
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	140,000	209,636
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	74,000	84,961
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25	64,000	81,149
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	102,000	70,584
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	117,000	104,745
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	137,000	136,863
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	133,000	142,748
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	95,000	73,673
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	171,000	167,666
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	40,000	43,060
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27	82,000	61,541
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	99,000	150,926
Sabre GLBL, Inc. company guaranty cv. sr. unsec. notes 4.00%, 4/15/25	101,000	90,917
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	102,000	119,197
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	146,000	130,396
		1,893,667
Consumer staples (0.6%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	80,000	69,960
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	101,000	84,083
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	67,000	55,443
Chefs’ Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	50,000	50,987
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	88,000	69,079
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	180,000	148,558
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	49,000	43,019
Post Holdings, Inc. 144A company guaranty cv. sr. unsec. notes 2.50%, 8/15/27	93,000	97,204
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	99,000	71,455
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	116,000	102,055
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	72,000	56,405
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	119,000	86,605
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	113,000	115,486
		1,050,339
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	92,000	95,385
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	62,000	53,692
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	101,000	107,817

Master Intermediate Income Trust 25

CONVERTIBLE BONDS AND NOTES (5.3%)* cont.	Principal amount	Value
Energy cont.
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	$27,000	$57,645
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25, (Israel)	69,000	89,424
		403,963
Financials (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	79,000	55,103
		55,103
Health care (0.8%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	75,000	74,854
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	82,000	85,526
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	63,000	62,402
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	96,000	102,831
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	181,000	158,933
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	197,000	166,959
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	69,000	103,052
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	62,000	67,487
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	114,000	110,199
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	109,000	141,215
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	56,343
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	95,000	86,866
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	86,000	103,164
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	92,000	70,959
		1,390,790
Technology (1.8%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	44,000	32,918
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	118,000	108,372
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	92,000	92,491
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27	59,000	68,706
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	110,000	92,840
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	104,000	80,808
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	63,000	73,364
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	112,000	100,455
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	55,000	46,448
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	84,000	93,995
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	84,000	90,678
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	96,000	75,385
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	73,000	63,394
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	82,000	85,649
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	82,000	67,804
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	63,000	57,995
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	83,000	131,638
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	67,000	95,096

26 Master Intermediate Income Trust

CONVERTIBLE BONDS AND NOTES (5.3%)* cont.	Principal amount	Value
Technology cont.
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	$153,000	$132,345
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	76,000	98,192
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	163,000	138,713
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	92,000	150,178
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	56,000	112,924
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	63,828
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	90,000	79,245
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	66,000	98,591
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	125,000	91,063
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	188,000	160,646
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	68,000	56,916
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	97,000	92,635
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	81,000	62,735
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	49,000	49,613
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	66,000	58,443
Workiva, Inc. cv. sr. unsec. notes 1.125%, 8/15/26	55,000	77,422
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	83,000	81,133
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	55,000	57,998
		3,120,656
Transportation (0.1%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	74,000	56,758
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	173,000	196,528
		253,286
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	117,000	109,161
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	90,000	92,475
		201,636
Total convertible bonds and notes (cost $9,949,331)		$9,100,727

SENIOR LOANS (1.8%)*c	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	$47,438	$47,260
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	210,496	207,799
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.898%, 12/7/29	231,000	231,097
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	381,443	354,822
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.593%, 12/8/29	472,000	470,230
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	228,607	212,415
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	249,804	239,897
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.648%, 3/31/27	67,983	10,197

Master Intermediate Income Trust 27

SENIOR LOANS (1.8%)*c cont.	Principal amount	Value
Forest City Enterprises LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.34%, 12/7/25	$85,714	$72,821
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 7.806%, 5/31/27	192,852	192,818
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.84%, 12/1/27	176,400	173,505
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 5/1/26	71,328	63,014
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.375%, 4/22/27	66,313	48,906
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.657%, 1/29/28	54,584	54,130
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	55,000	51,746
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	74,000	18,994
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.874%, 5/29/26	254,936	247,528
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.659%, 12/17/26	42,088	37,079
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	130,000	117,867
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	203,965	181,019
Total senior loans (cost $3,179,919)		$3,033,144

ASSET-BACKED SECURITIES (0.8%)*	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$133,686	$132,015
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.095%, 10/22/24	585,000	578,419
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.845%, 10/22/24	500,000	489,688
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 10.095%, 5/7/24	190,667	183,517
Total asset-backed securities (cost $1,344,386)		$1,383,639

PURCHASED OPTIONS OUTSTANDING (0.4%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Apr-23/$98.09	$39,885,920	$40,000,000	$663,400
Total purchased options outstanding (cost $275,000)				$663,400

COMMON STOCKS (0.0%)*	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	$11,293
Total common stocks (cost $10,348)		$11,293

28 Master Intermediate Income Trust

SHORT-TERM INVESTMENTS (21.1%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88% L	Shares	18,308,455	$18,308,455
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% P	Shares	2,807,000	2,807,000
ABN AMRO Funding USA, LLC commercial paper 4.807%, 5/16/23		$1,000,000	993,745
Australia and New Zealand Banking Group, Ltd. commercial paper 4.797%, 5/15/23 (Australia)		1,000,000	993,906
Banco Santander SA commercial paper 4.864%, 5/25/23 (Spain)		1,000,000	992,522
Credit Agricole Corporate & Investment Bank/New York commercial paper 4.858%, 5/22/23 (France)		1,000,000	992,854
ING (U.S.) Funding, LLC commercial paper 5.057%, 9/1/23		1,000,000	978,106
Lloyds Bank PLC commercial paper 4.795%, 5/8/23 (United Kingdom)		1,000,000	994,832
Mitsubishi UFJ Trust & Banking Corp./Singapore commercial paper 4.853%, 5/15/23 (Singapore)		1,000,000	993,975
Skandinaviska Enskilda Banken AB commercial paper 4.776%, 5/15/23 (Sweden)		1,000,000	993,919
U.S. Treasury Bills 4.587%, 5/23/23 # ∆		4,200,000	4,173,232
U.S. Treasury Bills 4.734%, 5/2/23 # ∆		1,800,000	1,793,346
U.S. Treasury Bills 4.725%, 4/18/23 # ∆		1,200,000	1,197,723
U.S. Treasury Bills 4.676%, 4/4/23 ∆		400,000	399,949
Total short-term investments (cost $36,615,183)			$36,613,564

TOTAL INVESTMENTS
Total investments (cost $494,318,147)	$481,509,022

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate

Master Intermediate Income Trust 29

REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $173,043,525.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $450,132 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,602,034 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

30 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $19,324,398) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Canadian Dollar	Sell	4/19/23	$6,809	$6,801	$(8)
	Euro	Sell	6/21/23	170,796	167,307	(3,489)
	New Zealand Dollar	Sell	4/19/23	12,319	12,413	94
	Swedish Krona	Sell	6/21/23	1,142	1,128	(14)
Barclays Bank PLC
	British Pound	Buy	6/21/23	143,069	138,475	4,594
	Canadian Dollar	Sell	4/19/23	61,205	61,147	(58)
	Euro	Buy	6/21/23	71,020	69,586	1,434
	Swiss Franc	Buy	6/21/23	84,755	82,400	2,355
Citibank, N.A.
	Australian Dollar	Sell	4/19/23	8,627	8,790	163
	British Pound	Sell	6/21/23	380,900	369,207	(11,693)
	Canadian Dollar	Sell	4/19/23	11,915	11,865	(50)
	Norwegian Krone	Sell	6/21/23	52,841	52,329	(512)
	Swedish Krona	Sell	6/21/23	5,001	4,945	(56)
Goldman Sachs International
	Swedish Krona	Sell	6/21/23	197,405	195,047	(2,358)
	Swiss Franc	Buy	6/21/23	1,047,812	1,020,315	27,497
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/19/23	70,760	72,177	1,417
	British Pound	Sell	6/21/23	207,562	201,178	(6,384)
	Canadian Dollar	Sell	4/19/23	28,716	28,740	24
	Euro	Buy	6/21/23	216,437	211,540	4,897
	New Zealand Dollar	Sell	4/19/23	10,881	10,892	11
	Norwegian Krone	Buy	6/21/23	3,297	3,275	22
	Swedish Krona	Sell	6/21/23	110,185	109,064	(1,121)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/19/23	144,909	144,754	(155)
	Norwegian Krone	Sell	6/21/23	10,946	10,972	26
	Swiss Franc	Buy	6/21/23	10,470	10,198	272
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	4/19/23	9,364	9,253	(111)
	Canadian Dollar	Sell	4/19/23	494,969	504,277	9,308
	Euro	Sell	6/21/23	1,712,321	1,679,592	(32,729)
	Japanese Yen	Buy	5/17/23	1,451,915	1,490,628	(38,713)
	New Zealand Dollar	Sell	4/19/23	1,227,954	1,229,081	1,127
	Swedish Krona	Buy	6/21/23	165,491	160,577	4,914
	Swiss Franc	Sell	6/21/23	26,893	26,351	(542)
NatWest Markets PLC
	British Pound	Sell	6/21/23	7,660	7,553	(107)
	Euro	Sell	6/21/23	2,505	2,483	(22)
	Japanese Yen	Buy	5/17/23	441,486	453,248	(11,762)

Master Intermediate Income Trust 31

FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $19,324,398) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/19/23	$1,075,847	$1,096,916	$21,069
	British Pound	Sell	6/21/23	126,267	122,384	(3,883)
	Canadian Dollar	Sell	4/19/23	1,258,516	1,256,994	(1,522)
	Euro	Sell	6/21/23	4,001,625	3,920,916	(80,709)
	New Zealand Dollar	Sell	4/19/23	21,761	21,358	(403)
	Norwegian Krone	Sell	6/21/23	364,474	365,342	868
	Swedish Krona	Sell	6/21/23	679,899	671,956	(7,943)
	Swiss Franc	Buy	6/21/23	657,211	641,636	15,575
Toronto-Dominion Bank
	British Pound	Sell	6/21/23	32,864	31,857	(1,007)
	Canadian Dollar	Sell	4/19/23	1,207,080	1,205,912	(1,168)
	Japanese Yen	Buy	5/17/23	4,639	4,762	(123)
	Norwegian Krone	Sell	6/21/23	207,656	208,180	524
UBS AG
	Canadian Dollar	Sell	4/19/23	9,621	9,687	66
	Euro	Buy	6/21/23	24,399	23,798	601
	Japanese Yen	Buy	5/17/23	883,026	906,661	(23,635)
	New Zealand Dollar	Sell	4/19/23	27,765	27,793	28
	Swedish Krona	Sell	6/21/23	5,766	5,697	(69)
WestPac Banking Corp.
	Australian Dollar	Sell	4/19/23	158,508	161,702	3,194
	Euro	Sell	6/21/23	10,130	9,923	(207)
	New Zealand Dollar	Sell	4/19/23	63,283	63,336	53
Unrealized appreciation						100,133
Unrealized (depreciation)						(230,553)
Total						$(130,420)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	30	$6,193,594	$6,193,594	Jun-23	$(63,575)
U.S. Treasury Note 5 yr (Long)	120	13,140,938	13,140,938	Jun-23	261,136
U.S. Treasury Note Ultra 10 yr (Long)	72	8,722,125	8,722,125	Jun-23	264,104
Unrealized appreciation					525,240
Unrealized (depreciation)					(63,575)
Total					$461,665

32 Master Intermediate Income Trust

WRITTEN OPTIONS OUTSTANDING at 3/31/23 (premiums $275,000) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Apr-23/$98.09	$39,885,920	$40,000,000	$2,680
Total				$2,680

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$42,445,300	$(488,121)	$841,266
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	42,445,300	(488,121)	(308,153)
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	30,350,100	377,859	161,766
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63	30,350,100	377,859	(97,727)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	29,258,100	401,567	347,879
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	14,629,100	(706,586)	(563,220)
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	14,590,000	1,006,710	120,951
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	14,590,000	1,006,710	(7,003)
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095	14,157,500	937,227	148,512
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095	14,157,500	937,227	49,268
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	7,314,500	114,106	98,892
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	7,052,400	(451,001)	(30,184)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	7,052,400	(451,001)	(44,007)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	6,717,000	(435,597)	55,281
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	6,717,000	(435,597)	(126,615)
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35	6,660,800	(865,904)	349,426
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35	6,660,800	(865,904)	(453,068)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	6,426,700	(949,866)	(27,249)
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	6,426,700	(949,866)	(170,693)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	5,245,600	(778,972)	15,789
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	5,245,600	(778,972)	(180,816)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	5,120,200	(251,841)	(200,251)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	4,995,700	363,437	35,420
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	4,995,700	363,437	28,975
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925	4,191,700	(300,126)	507,741
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925	4,191,700	(300,126)	(202,794)
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	3,129,100	118,906	(3,974)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	3,129,100	118,906	(9,857)

Master Intermediate Income Trust 33

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	$2,865,000	$(148,980)	$(6,590)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	2,865,000	(146,115)	(23,063)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	2,779,100	(140,345)	(3,529)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	2,779,100	(140,345)	(20,121)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85	2,134,700	(155,833)	265,877
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85	2,134,700	(155,833)	(106,820)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,128,300	(277,211)	298,239
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,128,300	(277,211)	(181,289)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,978,300	154,505	9,140
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,978,300	154,505	7,893
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	927,600	(142,271)	110,607
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	927,600	(142,271)	(82,371)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	7,760,400	(631,309)	(9,701)
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	7,760,400	(631,309)	(11,175)
Citibank, N.A.
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703	29,816,500	(332,366)	(100,780)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643	29,816,500	(332,366)	(132,385)
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	15,714,100	(179,926)	(56,256)
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27	15,714,100	(179,926)	(105,756)
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887	10,435,800	179,338	35,377
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25	10,435,800	135,928	32,873
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947	10,435,800	179,338	24,628
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311	10,435,800	135,928	22,228
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	9,948,700	(120,379)	(38,501)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	6,632,800	(489,832)	348,222
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	6,632,800	(489,832)	(208,270)
3.578/US SOFR/Sep-33 (Purchased)	Sep-23/3.578	6,226,800	(173,416)	148,821
(3.578)/US SOFR/Sep-33 (Purchased)	Sep-23/3.578	6,226,800	(173,416)	(104,361)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	2,053,700	(149,612)	80,074
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	2,053,700	(149,612)	(53,314)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	1,936,700	(285,663)	75,047
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	1,936,700	(285,663)	(65,712)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	934,000	(120,253)	(1,915)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	934,000	(120,253)	(75,308)

34 Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A. cont.
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	99,070,400	317,859	292,242
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	49,535,200	(312,472)	(290,093)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	13,004,800	(284,517)	106,342
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	13,004,800	(284,517)	(82,930)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98		$12,211,200	$565,379	$51,287
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98		12,211,200	565,379	(1,099)
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	17,959
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	(18,097)
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	18,566,500	179,274	9,061
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	18,566,500	179,274	(3,020)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		6,009,600	(775,238)	140,805
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		6,009,600	(775,238)	(179,326)
3.293/US SOFR/May-33 (Purchased)	May-23/3.293		5,340,500	(95,061)	10,734
(3.293)/US SOFR/May-33 (Purchased)	May-23/3.293		5,340,500	(95,061)	(46,729)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	1,938
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(37,490)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	5,824
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	(11,247)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	671,000	(18,900)	7,801
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	671,000	(18,900)	(7,430)
JPMorgan Chase Bank N.A.
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		12,853,300	(1,082,891)	(16,838)
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		12,853,300	(1,082,891)	(77,505)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	168,811
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		9,935,900	212,007	(420,785)
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		8,893,600	750,620	36,820
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		8,893,600	750,620	18,766
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		3,523,000	279,198	14,691
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		3,523,000	279,198	7,469
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	61,170
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,137,300	181,029	(48,474)

Master Intermediate Income Trust 35

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		$1,965,700	$(126,886)	$2,162
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		1,965,700	(126,886)	(26,950)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,633,300	96,528	53,752
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,633,300	96,528	(98,406)
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	4,758
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	3,830
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	4,472,100	(111,612)	7,982
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	4,472,100	(111,612)	(8,101)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	17,437
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	4,466,700	(375,608)	(65,209)
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	3,119,200	(162,729)	2,210
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	3,119,200	(162,729)	(7,861)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	187,324
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(90,771)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	169,504
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(54,690)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	128,873
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(37,940)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	147,524
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(47,673)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(58,198)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(84,151)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(3,213)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	(65,156)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		392,600	(49,762)	8,512
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		392,600	(49,762)	(15,932)

36 Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Toronto-Dominion Bank
3.58/US SOFR/Mar-29 (Purchased)	Mar-24/3.58		$2,734,100	$(62,884)	$42,652
(3.58)/US SOFR/Mar-29 (Purchased)	Mar-24/3.58		2,734,100	(62,884)	(29,556)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	30,285
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	(17,507)
UBS AG
3.22/US SOFR/Aug-33 (Purchased)	Aug-23/3.22		7,725,300	(192,746)	25,184
(3.22)/US SOFR/Aug-33 (Purchased)	Aug-23/3.22		7,725,300	(192,746)	(44,807)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	72,866
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(35,815)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	13,346
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(12,493)
3.095/6 month EUR-EURIBOR/Mar-34 (Purchased)	Mar-24/3.095	EUR	8,694,400	(339,997)	73,453
(3.095)/6 month EUR-EURIBOR/Mar-34 (Purchased)	Mar-24/3.095	EUR	8,694,400	(339,997)	(86,087)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	285,875
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	(89,361)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	125,015
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,424,900	(197,553)	(98,869)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	132,866
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	(58,137)
Unrealized appreciation					6,707,322
Unrealized (depreciation)					(6,190,774)
Total					$516,548

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $202,386,191) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 4/1/53	$1,000,000	4/20/23	$937,556
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	9,000,000	4/13/23	9,184,572
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	23,000,000	5/11/23	22,932,608
Uniform Mortgage-Backed Securities, 4.00%, 5/1/53	2,000,000	5/11/23	1,913,438
Uniform Mortgage-Backed Securities, 4.00%, 4/1/53	2,000,000	4/13/23	1,912,656
Uniform Mortgage-Backed Securities, 3.50%, 4/1/53	4,000,000	4/13/23	3,714,998

Master Intermediate Income Trust 37

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $202,386,191) (Unaudited) cont.
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	$6,000,000	5/11/23	$5,384,768
Uniform Mortgage-Backed Securities, 3.00%, 4/1/53	6,000,000	4/13/23	5,380,315
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	5,000,000	5/11/23	4,313,671
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	5,000,000	4/13/23	4,309,570
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	4,000,000	5/11/23	3,308,873
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	4,000,000	4/13/23	3,305,123
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	44,000,000	4/13/23	43,099,356
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	69,000,000	4/13/23	68,803,212
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	25,000,000	4/13/23	25,253,900
Total			$203,754,616

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$3,902,100	$615,283	$163,446	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(463,594)
10,525,000	315,961	509	12/23/23	0.695% — Annually	US SOFR — Annually	425,687
9,137,000	773,813	785	12/23/26	1.085% — Annually	US SOFR — Annually	859,613
3,751,000	541,832	453	12/23/31	1.285% — Annually	US SOFR — Annually	575,123
1,989,000	576,671	(3,542)	12/23/51	US SOFR — Annually	1.437% — Annually	(596,794)
17,549,000	526,645	(1,786)	12/24/23	0.697% — Annually	US SOFR — Annually	697,965
2,253,000	190,018	(302)	12/24/26	1.096% — Annually	US SOFR — Annually	209,593
4,722,000	682,235	(2,108)	12/24/31	1.285% — Annually	US SOFR — Annually	719,455
8,061,000	2,340,189	(4,356)	12/24/51	1.435% — Annually	US SOFR — Annually	2,399,814
3,679,000	1,005,213	(600)	12/31/51	1.525% — Annually	US SOFR — Annually	1,032,372
1,496,000	124,557	(198)	12/31/26	US SOFR — Annually	1.135% — Annually	(137,534)
392,000	54,657	7,059	12/31/31	US SOFR — Annually	1.355% — Annually	(50,726)
994,900	60,649 E	(22)	1/15/47	1.724% — Annually	US SOFR — Annually	60,627
2,639,000	644,312	(90)	1/21/52	1.679% — Annually	US SOFR — Annually	658,399
1,659,000	421,734	(57)	1/19/52	US SOFR — Annually	1.626% — Annually	(431,373)
1,097,000	272,988	(37)	2/1/52	1.6545% — Annually	US SOFR — Annually	278,159

38 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$4,024,900	$844,505	$(137)	2/24/52	US SOFR — Annually	1.86% — Annually	$(855,599)
2,096,000	476,735	(72)	2/29/52	1.7674% — Annually	US SOFR — Annually	481,911
1,764,000	196,069	(23)	2/29/32	US SOFR — Annually	1.75% — Annually	(200,536)
11,852,000	782,351	(96)	2/28/27	1.675% — Annually	US SOFR — Annually	812,903
19,510,000	571,058	(74)	2/29/24	US SOFR — Annually	1.47709% — Annually	(625,014)
1,854,000	216,547	(25)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(220,569)
1,342,000	30,007	(5)	4/7/24	US SOFR — Annually	2.4485% — Annually	(31,740)
276,000	10,375	(2)	4/7/27	2.469% — Annually	US SOFR — Annually	10,757
296,000	19,879	(4)	4/7/23	2.3305% — Annually	US SOFR — Annually	20,717
118,000	19,346	(4)	4/7/52	US SOFR — Annually	2.1005% — Annually	(19,939)
5,761,000	312,765	(76)	4/14/32	2.4975% — Annually	US SOFR — Annually	311,404
4,987,000	589,912	(170)	4/14/52	US SOFR — Annually	2.3395% — Annually	(597,577)
1,381,000	51,290	(11)	4/14/27	2.483% — Annually	US SOFR — Annually	52,959
1,765,000	40,807	(7)	4/14/24	US SOFR — Annually	2.403% — Annually	(44,203)
14,654,000	435,077	(138)	5/2/27	US SOFR — Annually	2.685% — Annually	(472,371)
25,078,600	569,033	(95)	5/25/24	2.5945% — Annually	US SOFR — Annually	683,597
1,040,000	90,750	(35)	5/25/52	US SOFR — Annually	2.501% — Annually	(94,608)
801,300	43,847 E	(27)	5/28/57	2.40% — Annually	US SOFR — Annually	43,820
2,133,000	73,802	(28)	6/7/32	US SOFR — Annually	2.7565% — Annually	(77,391)
1,727,000	110,563	(59)	6/7/52	US SOFR — Annually	2.622% — Annually	(116,844)
1,596,200	283,693	(200,345)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	75,471
26,508,000	388,342	(100)	6/15/24	US SOFR — Annually	3.3385% — Annually	(378,605)
17,825,000	187,519	(144)	6/15/27	3.185% — Annually	US SOFR — Annually	202,801

Master Intermediate Income Trust 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$2,377,100	$23,866	$(34)	9/8/32	US SOFR — Annually	3.07% — Annually	$(34,306)
3,722,900	107,852	(53)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	117,521
7,842,000	481,342	(104)	8/2/32	US SOFR — Annually	2.4275% — Annually	(540,621)
754,900	23,583 E	(15)	4/1/42	US SOFR — Annually	2.63% — Annually	(23,598)
1,043,000	48,802 E	(16)	3/24/35	US SOFR — Annually	2.39% — Annually	(48,818)
2,268,200	166,486	(67)	8/10/42	2.645% — Annually	US SOFR — Annually	181,653
3,844,400	304,323	(8,571)	8/10/42	US SOFR — Annually	2.605% — Annually	(338,193)
1,576,300	127,838	(47)	8/10/42	2.5915% — Annually	US SOFR — Annually	138,608
6,381,000	174,584 E	(60)	2/6/29	2.40% — Annually	US SOFR — Annually	174,524
12,988,000	606,410	(171)	8/16/32	US SOFR — Annually	2.613% — Annually	(694,567)
1,474,900	26,740 E	(33)	1/15/47	2.49% — Annually	US SOFR — Annually	26,707
223,000	6,333	(3)	8/25/32	US SOFR — Annually	2.8415% — Annually	(7,553)
936,000	14,143 E	(14)	2/21/35	2.785% — Annually	US SOFR — Annually	14,129
14,923,900	211,024	(56)	9/6/24	US SOFR — Annually	3.413% — Annually	(246,819)
7,341,100	19,968 E	(41)	1/15/27	US SOFR — Annually	2.73% — Annually	(20,009)
7,141,200	87,337	(94)	9/13/32	3.043% — Annually	US SOFR — Annually	119,693
1,315,800	6,961 E	(26)	1/15/41	3.0500% — Annually	US SOFR — Annually	6,935
750,900	6,668 E	(15)	1/15/42	2.9825% — Annually	US SOFR — Annually	6,653
2,549,000	22,202	(87)	9/26/52	2.905% — Annually	US SOFR — Annually	36,009
13,256,000	23,993	(125)	9/26/27	US SOFR — Annually	3.465% — Annually	(9,824)
834,000	3,094	(11)	9/19/32	3.24% — Annually	US SOFR — Annually	(53)
4,964,000	102,656	(66)	9/26/32	US SOFR — Annually	3.449% — Annually	89,560
5,427,000	74,350	(44)	10/4/27	3.75% — Annually	US SOFR — Annually	(67,776)
13,638,000	301,673	(180)	10/5/32	US SOFR — Annually	3.466% — Annually	264,291

40 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$1,626,000	$10,992 E	$(24)	10/21/36	US SOFR — Annually	3.116% — Annually	$10,967
4,832,000	53,973 E	(68)	8/23/33	US SOFR — Annually	3.237% — Annually	53,905
4,646,000	49,108 E	(66)	9/1/33	US SOFR — Annually	3.225% — Annually	49,043
145,000	1,833	(2)	11/14/32	3.347% — Annually	US SOFR — Annually	(1,350)
681,000	1,961	(23)	2/3/53	2.9275% — Annually	US SOFR — Annually	3,287
39,127,000	112,686	(147)	10/7/24	US SOFR — Annually	4.1845% — Annually	(89,667)
7,956,000	198,423	(105)	10/7/32	3.5005% — Annually	US SOFR — Annually	(180,745)
78,254,000	219,111	17,918	10/7/24	4.19% — Annually	US SOFR — Annually	188,572
37,412,000	483,737	(8,845)	10/7/27	US SOFR — Annually	3.73% — Annually	413,925
65,239,000	1,624,451	(25,648)	10/7/32	3.50% — Annually	US SOFR — Annually	(1,470,424)
15,912,000	409,098	(15,237)	10/7/32	US SOFR — Annually	3.51% — Annually	350,815
18,659,000	361,985	12,495	10/7/52	US SOFR — Annually	3.05% — Annually	282,043
6,207,000	32,338 E	(43)	4/8/28	3.44% — Annually	US SOFR — Annually	(32,381)
16,875,000	69,019 E	(63)	1/31/25	US SOFR — Annually	4.035% — Annually	68,955
685,000	23,975 E	(23)	1/16/55	2.97% — Annually	US SOFR — Annually	(23,998)
12,730,000	77,526 E	(71)	1/16/26	US SOFR — Annually	3.605% — Annually	77,455
2,662,000	158,682	(91)	10/20/52	US SOFR — Annually	3.2571% — Annually	149,095
6,427,800	387,661 E	(219)	10/9/54	3.115% — Annually	US SOFR — Annually	(387,879)
26,139,900	1,127,937 E	(369)	10/10/33	US SOFR — Annually	3.594% — Annually	1,127,568
199,000	14,955	(7)	10/20/52	US SOFR — Annually	3.3375% — Annually	14,311
784,600	51,556 E	(27)	1/24/55	3.135% — Annually	US SOFR — Annually	(51,583)
2,425,600	68,281 E	(23)	4/13/28	3.965% — Annually	US SOFR — Annually	(68,303)
802,200	37,358 E	(12)	4/4/35	3.5575% — Annually	US SOFR — Annually	(37,370)
1,604,300	44,680 E	(18)	5/8/30	US SOFR — Annually	3.52% — Annually	44,662

Master Intermediate Income Trust 41

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$2,196,500	$16,979 E	$(19)	4/4/32	3.515% — Annually	US SOFR — Annually	$(16,998)
13,161,200	714,916 E	(186)	11/24/33	US SOFR — Annually	3.708% — Annually	714,731
4,928,000	264,634 E	(69)	6/6/34	US SOFR — Annually	3.645% — Annually	264,564
376,100	17,989 E	(6)	2/19/36	US SOFR — Annually	3.6145% — Annually	17,983
278,800	13,285 E	(4)	3/3/36	US SOFR — Annually	3.614% — Annually	13,281
3,276,000	324,258	(111)	10/24/52	US SOFR — Annually	3.4605% — Annually	314,780
9,691,400	87,998 E	(36)	6/26/25	US SOFR — Annually	4.31% — Annually	87,962
1,928,000	212,254	(66)	10/27/32	3.5176% — Annually	US SOFR — Annually	(207,550)
4,390,900	262,664 E	(62)	12/4/33	US SOFR — Annually	3.77% — Annually	262,602
1,468,300	42,243 E	(16)	3/24/32	US SOFR — Annually	3.64% — Annually	42,227
3,580,900	172,385 E	(54)	6/28/37	US SOFR — Annually	3.70% — Annually	172,331
813,900	34,648 E	(16)	6/20/40	US SOFR — Annually	3.75% — Annually	34,632
9,533,000	204,197	(77)	11/1/27	3.9195% — Annually	US SOFR — Annually	(194,565)
17,241,000	119,997	(65)	11/9/24	US SOFR — Annually	4.7655% — Annually	163,775
12,462,000	702,981	(165)	11/14/32	3.88% — Annually	US SOFR — Annually	(686,946)
6,000,000	127,620	(79)	11/21/32	3.4515% — Annually	US SOFR — Annually	(108,586)
749,200	17,531	(10)	11/25/32	3.477% — Annually	US SOFR — Annually	(15,658)
24,017,000	30,742	(90)	12/5/24	4.3515% — Annually	US SOFR — Annually	(36,129)
2,000,000	8,680	(26)	12/9/32	3.14% — Annually	US SOFR — Annually	15,501
1,398,800	54,623 E	(48)	12/10/57	2.47% — Annually	US SOFR — Annually	54,576
1,606,700	38,400 E	(55)	12/13/57	2.558% — Annually	US SOFR — Annually	38,346
1,658,000	79,833	(56)	12/29/52	US SOFR — Annually	3.1925% — Annually	74,280
2,264,000	17,093	(18)	1/6/28	3.5615% — Annually	US SOFR — Annually	(12,160)
6,848,000	2,602	(233)	1/18/53	US SOFR — Annually	2.9451% — Annually	(19,374)

42 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$2,098,000	$2,329	$(28)	1/19/33	3.178% — Annually	US SOFR — Annually	$7,901
3,838,000	7,753	(51)	1/24/33	3.167% — Annually	US SOFR — Annually	17,410
7,656,000	2,756	(101)	1/30/33	3.19529% — Annually	US SOFR — Annually	14,642
500,000	6,915	(7)	2/10/33	US SOFR — Annually	3.3555% — Annually	6,058
4,200,000	82,236	(55)	2/15/33	US SOFR — Annually	3.4235% — Annually	76,106
9,100,000	195,741	(73)	2/21/28	3.855% — Annually	US SOFR — Annually	(188,651)
4,600,000	138,644	(61)	2/21/33	US SOFR — Annually	3.5485% — Annually	133,435
2,110,000	51,568	(17)	2/24/28	3.9195% — Annually	US SOFR — Annually	(50,187)
1,347,000	49,758	(18)	2/24/33	US SOFR — Annually	3.629% — Annually	48,456
2,639,000	97,933	(35)	2/24/33	US SOFR — Annually	3.631% — Annually	95,388
3,644,000	110,377	(29)	2/28/28	4.0475% — Annually	US SOFR — Annually	(108,668)
1,332,000	57,063	(18)	2/28/33	US SOFR — Annually	3.6985% — Annually	55,997
9,025,000	518,757	(307)	3/7/53	3.235% — Annually	US SOFR — Annually	(514,009)
5,492,000	40,421 E	(38)	6/24/28	3.254% — Annually	US SOFR — Annually	(40,459)
1,018,000	41,707	(13)	3/2/33	3.676% — Annually	US SOFR — Annually	(40,950)
2,802,000	78,876	(23)	3/2/28	US SOFR — Annually	3.998% — Annually	77,483
986,000	23,970 E	(15)	2/4/36	3.3105% — Annually	US SOFR — Annually	(23,984)
8,860,000	119,256 E	(99)	12/16/31	3.245% — Annually	US SOFR — Annually	(119,355)
5,408,000	243,793	(71)	3/2/33	3.7245% — Annually	US SOFR — Annually	(240,112)
193,000	15,567	(7)	3/6/53	3.354% — Annually	US SOFR — Annually	(15,402)
1,829,000	95,437	(24)	3/6/33	US SOFR — Annually	3.808% — Annually	94,382
2,088,000	71,932	(17)	3/6/28	4.1355% — Annually	US SOFR — Annually	(71,266)
1,004,000	33,383	(8)	3/7/28	US SOFR — Annually	4.108% — Annually	33,039
1,448,000	66,941	(19)	3/7/33	3.7375% — Annually	US SOFR — Annually	(66,104)

Master Intermediate Income Trust 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$244,000	$14,572	$(8)	3/7/53	US SOFR — Annually	3.2465% — Annually	$14,336
726,000	28,321	(10)	3/10/33	3.6515% — Annually	US SOFR — Annually	(27,913)
2,431,000	101,348 E	(8,244)	6/21/33	US SOFR — Annually	3.635% — Annually	93,105
973,900	37,885 E	(14)	8/9/33	3.575% — Annually	US SOFR — Annually	(37,898)
772,200	3,151 E	(10)	2/9/38	3.31% — Annually	US SOFR — Annually	(3,161)
368,600	5,348 E	(6)	2/9/38	3.275% — Annually	US SOFR — Annually	(5,354)
5,102,200	204,853 E	(72)	5/11/33	3.64% — Annually	US SOFR — Annually	(204,925)
12,913,700	401,229 E	(121)	5/11/28	US SOFR — Annually	3.997% — Annually	401,107
6,504,000	103,284	(52)	3/14/28	US SOFR — Annually	3.7185% — Annually	100,365
341,000	6,946	(5)	3/14/33	3.4305% — Annually	US SOFR — Annually	(6,751)
179,000	2,263	(6)	3/14/53	3.0045% — Annually	US SOFR — Annually	(2,126)
948,000	3,564	(13)	3/15/33	3.234% — Annually	US SOFR — Annually	(2,965)
5,697,000	44,038	(75)	3/15/33	3.28091% — Annually	US SOFR — Annually	(40,559)
4,709,000	8,052	(38)	3/17/28	US SOFR — Annually	3.404% — Annually	5,656
465,000	2,716	(16)	3/17/53	2.9695% — Annually	US SOFR — Annually	(2,414)
110,270,000	2,929,874 E	(2,711,457)	6/21/30	US SOFR — Annually	3.60% — Annually	218,417
792,000	840	(10)	3/20/33	3.2019% — Annually	US SOFR — Annually	(475)
870,000	1,557	(11)	3/20/33	US SOFR — Annually	3.2105% — Annually	1,136
173,464,000	1,177,821 E	995,706	6/21/25	4.20% — Annually	US SOFR — Annually	(182,114)
62,089,000	1,513,730 E	1,319,790	6/21/28	3.80% — Annually	US SOFR — Annually	(193,939)
60,596,000	1,325,235 E	903,605	6/21/33	3.40% — Annually	US SOFR — Annually	(421,630)
5,015,000	107,271 E	200,331	6/21/53	US SOFR — Annually	2.80% — Annually	93,061
1,101,000	3,655	(9)	3/21/28	US SOFR — Annually	3.2915% — Annually	(4,115)
673,000	2,181	(23)	3/22/53	US SOFR — Annually	2.9225% — Annually	(2,523)

44 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$1,221,500	$183	$(16)	3/22/33	3.1875% — Annually	US SOFR — Annually	$657
2,140,000	4,023	(17)	3/22/28	US SOFR — Annually	3.323% — Annually	(4,819)
3,125,000	24,406	(25)	3/23/28	3.5365% — Annually	US SOFR — Annually	(23,572)
1,761,000	13,806	(14)	3/23/28	3.537% — Annually	US SOFR — Annually	(13,336)
458,000	3,838	(16)	3/24/53	US SOFR — Annually	2.982% — Annually	3,653
206,000	1,465	(7)	3/24/53	2.9755% — Annually	US SOFR — Annually	(1,395)
562,000	5,159	(7)	3/24/33	US SOFR — Annually	3.2975% — Annually	4,983
237,000	258	(8)	3/24/53	2.9335% — Annually	US SOFR — Annually	341
2,551,500	5,435	(21)	3/24/28	US SOFR — Annually	3.317% — Annually	(6,209)
705,000	945	(9)	3/24/33	3.17535% — Annually	US SOFR — Annually	1,166
2,976,000	7,916	(24)	3/27/28	US SOFR — Annually	3.3045% — Annually	(8,498)
2,976,000	14,285	(24)	3/27/28	US SOFR — Annually	3.2575% — Annually	(14,886)
1,025,000	6,386	(8)	3/27/28	US SOFR — Annually	3.226% — Annually	(6,597)
2,976,000	8,452	(24)	3/27/28	3.3005% — Annually	US SOFR — Annually	8,987
1,100,000	15,521	(9)	3/28/28	US SOFR — Annually	3.0525% — Annually	(15,744)
722,000	11,523	(10)	3/28/33	3.001% — Annually	US SOFR — Annually	11,658
6,136,300	54,122 E	(87)	6/13/33	3.041% — Annually	US SOFR — Annually	54,036
16,092,600	135,017 E	(151)	6/13/28	3.086% — Annually	US SOFR — Annually	134,866
4,789,000	49,853	(63)	4/4/33	US SOFR — Annually	3.064% — Annually	(49,917)
510,800	1,057 E	(10)	3/27/40	US SOFR — Annually	3.1525% — Annually	1,047
1,607,000	48	(13)	3/29/28	3.363% — Annually	US SOFR — Annually	131
1,592,000	1,481	(21)	3/29/33	US SOFR — Annually	3.20% — Annually	1,247
993,000	13,455	(34)	3/30/53	3.008% — Annually	US SOFR — Annually	(13,390)
800,000	3,192	(11)	3/30/33	US SOFR — Annually	3.236% — Annually	3,112

Master Intermediate Income Trust 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$3,566,000	$20,112	$(29)	3/31/28	3.4855% — Annually	US SOFR — Annually	$(20,010)
	13,238,000	1,986	(50)	3/31/25	4.081% — Annually	US SOFR — Annually	(1,756)
	3,512,000	55,490	(119)	3/31/53	US SOFR — Annually	3.0195% — Annually	55,193
	1,589,700	13,926 E	(22)	3/13/34	US SOFR — Annually	3.118% — Annually	13,903
	6,578,000	2,171	(25)	3/31/25	US SOFR — Annually	4.0905% — Annually	2,009
	2,570,000	17,476	(34)	3/31/33	US SOFR — Annually	3.269% — Annually	17,330
	4,117,000	16,015	(54)	4/4/33	US SOFR — Annually	3.2325% — Annually	15,961
	2,534,000	12,442	(33)	4/4/33	3.2445% — Annually	US SOFR — Annually	(12,475)
	6,780,000	6,509	(25)	4/4/25	US SOFR — Annually	4.113% — Annually	6,483
	2,614,000	4,836	(35)	4/4/33	US SOFR — Annually	3.2085% — Annually	4,801
	1,131,000	351	(15)	4/4/33	3.1830% — Annually	US SOFR — Annually	336
AUD	79,300	9,549 E	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,548
AUD	266,900	35,284 E	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	35,281
AUD	99,100	13,462 E	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	13,461
AUD	155,200	18,782 E	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	18,780
AUD	579,100	77,010 E	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	77,003
AUD	37,200	8,035 E	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	8,034
AUD	1,800,000	157,500	(20)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(166,432)
AUD	1,473,400	196,201	256,365	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	56,184
AUD	1,989,000	13,854 E	(721)	6/21/25	3.94% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(14,574)

46 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
AUD	2,963,000	$62,172 E	$10,073	6/21/33	6 month AUD-BBR-BBSW — Semiannually	4.22% — Semiannually	$72,245
CAD	2,558,000	55,759 E	16,645	6/21/33	3.62% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(39,114)
CAD	1,912,000	4,258 E	(6,986)	6/21/25	3 month CAD-BA-CDOR — Semiannually	4.14% — Semiannually	(2,727)
CHF	242,000	1,087 E	(3,327)	6/21/33	Swiss Average Rate Overnight — Annually	1.975% — Annually	(2,240)
EUR	512,400	68,506 E	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	68,487
EUR	696,900	175,131	(27)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(176,629)
EUR	770,000	208,048	(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	209,002
EUR	778,400	219,182	(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	220,169
EUR	898,100	270,233	(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	270,513
EUR	802,800	129,359 E	(30)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(129,390)
EUR	929,000	291,097	(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	293,365
EUR	741,300	214,700 E	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	214,672
EUR	676,400	232,376	(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	234,148
EUR	395,500	144,289	(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	145,359
EUR	1,468,500	597,571 E	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	597,515
EUR	906,000	427,884 E	(34)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(427,918)

Master Intermediate Income Trust 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	1,215,200	$584,310	$(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	$588,484
EUR	4,960,100	2,017,318	(187)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(2,029,694)
EUR	574,000	284,347 E	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	284,325
EUR	260,400	149,202 E	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	149,192
EUR	1,696,600	337,523 E	(36)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(337,559)
EUR	833,300	162,434 E	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	162,415
EUR	1,129,700	224,388 E	(26)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	224,362
EUR	388,100	76,392 E	(9)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	76,383
EUR	1,055,800	452,086	(43)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(456,723)
EUR	1,088,000	235,775	(19)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	243,060
EUR	924,200	209,600	(16)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	215,032
EUR	311,700	145,705	(13)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(145,633)
EUR	2,980,000	592,746	(48)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(598,980)
EUR	1,979,000	987 E	(31)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(1,019)
EUR	3,328,000	100,733	(50)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	57,621
EUR	12,135,300	417,985 E	(46)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	417,939

48 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	1,086,000	$206,745	$(37)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	$(199,222)
EUR	4,028,500	212,198 E	(46)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	212,152
EUR	13,022,000	986,729	(125)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(916,766)
EUR	471,400	39,927 E	(16)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	39,911
EUR	696,000	49,916 E	(24)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	49,892
EUR	1,842,600	66,004 E	(27)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	65,977
EUR	471,400	9,054 E	(9)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	9,045
EUR	10,780,600	113,291 E	(73)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	113,218
EUR	865,300	14,273 E	(17)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	14,257
EUR	3,361,000	26,827	(29)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	(27,096)
EUR	2,290,000	30,497	(32)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	30,350
EUR	1,556,000	20,874	(22)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(20,820)
EUR	4,407,000	81,154	(38)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(81,440)
EUR	2,685,000	80,339	(38)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	80,115
EUR	282,000	15,735	(10)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(15,597)
EUR	2,703,000	46,668	(23)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(46,789)
EUR	480,000	9,604	(7)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(9,489)

Master Intermediate Income Trust 49

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	2,001,000	$50,303 E	$16,061	6/21/33	3.22% — Annually	6 month EUR-EURIBOR — Semiannually	$(34,242)
EUR	2,488,000	24,392 E	(2,431)	6/21/25	3.875% — Annually	6 month EUR-EURIBOR — Semiannually	(26,823)
EUR	10,290,100	183,687 E	(102)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	183,585
EUR	1,692,400	39,663 E	(25)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(39,688)
EUR	4,418,000	34,210	(38)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	33,156
EUR	1,680,000	14,430	(23)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	(13,929)
EUR	138,000	1,922	(5)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	(1,849)
EUR	2,971,000	2,030	(26)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	1,734
EUR	2,432,000	13,082	(21)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(13,424)
EUR	2,113,000	756	(18)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	(539)
EUR	1,806,000	9,930	(16)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	(9,804)
EUR	508,000	3,559	(7)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	3,499
EUR	854,000	389	(7)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	281
EUR	5,564,000	58,230	(49)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(59,067)
EUR	603,000	23,320	(22)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	23,411
EUR	3,127,000	28,825 E	(48)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	28,777
EUR	11,465,500	86,170 E	(116)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	86,054

50 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	1,443,000	$2,786	$(13)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	$2,942
EUR	848,000	1,269	(12)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(1,383)
EUR	288,000	1,912	(11)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(1,965)
EUR	1,420,000	4,512	(20)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	4,480
EUR	787,000	5,718	(11)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	5,707
EUR	252,000	2,853	(9)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	2,844
GBP	703,500	163,804	(14)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(175,994)
GBP	41,615,900	835,772	34,472	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(1,429,189)
GBP	41,615,900	872,222	51,766	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(1,451,476)
GBP	41,615,900	908,158	(80,821)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	1,540,991
GBP	16,646,400	313,980	(86)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	522,683
GBP	7,382,000	64,383	(111)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	(81,046)
GBP	751,000	10,367 E	(16)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	(10,383)
GBP	387,000	5,476 E	(8)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	(5,484)

Master Intermediate Income Trust 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
GBP	24,583,000	$509,773	$(103)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	$(755,534)
GBP	9,834,000	893,222	(156)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	934,946
GBP	552,800	30,933 E	(12)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	30,920
GBP	276,000	8,018 E	10,163	6/21/33	3.675% — Annually	Sterling Overnight Index Average — Annually	2,145
NOK	13,623,000	28,196 E	(4,595)	6/21/33	6 month NOK-NIBOR-NIBR — Semiannually	3.35% — Annually	23,602
NZD	1,116,000	21,800 E	(967)	6/21/33	3 month NZD-BBR-FRA — Quarterly	4.66% — Semiannually	20,833
SEK	29,950,000	68,101 E	(7,400)	6/21/33	3.11% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(75,515)
Total			$907,887	$3,922,452
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$1,075,356	$951,084	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/2025 — Annually	$(107,530)
1,032,736	977,361	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 07/10/24 — Quarterly	(55,120)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(162,650)
Total		$—		Total	$(162,650)

52 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$4,375	$36,664	$7,791	5/11/63	300 bp — Monthly	$(3,395)
CMBX NA BBB−.6 Index	BB/P	3,933	39,528	8,400	5/11/63	300 bp — Monthly	(4,444)
CMBX NA BBB−.6 Index	BB/P	5,424	51,558	10,956	5/11/63	300 bp — Monthly	(5,502)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	5,372	17,624	3,051	5/11/63	200 bp — Monthly	2,328
CMBX NA A.6 Index	A/P	5,963	18,407	3,186	5/11/63	200 bp — Monthly	2,784
CMBX NA A.6 Index	A/P	7,354	20,757	3,593	5/11/63	200 bp — Monthly	3,769
CMBX NA A.6 Index	A/P	10,961	27,807	4,813	5/11/63	200 bp — Monthly	6,159
CMBX NA A.6 Index	A/P	12,898	30,157	5,220	5/11/63	200 bp — Monthly	7,690
CMBX NA A.6 Index	A/P	11,798	30,548	5,288	5/11/63	200 bp — Monthly	6,522
CMBX NA A.6 Index	A/P	28,477	63,055	10,915	5/11/63	200 bp — Monthly	17,588
CMBX NA A.6 Index	A/P	20,798	69,321	11,999	5/11/63	200 bp — Monthly	8,826
CMBX NA A.6 Index	A/P	48,213	113,577	19,660	5/11/63	200 bp — Monthly	28,599
CMBX NA BB.11 Index	BB−/P	77,970	138,000	55,435	11/18/54	500 bp — Monthly	22,670
CMBX NA BB.13 Index	BB−/P	6,698	67,000	28,904	12/16/72	500 bp — Monthly	(22,140)
CMBX NA BB.13 Index	BB−/P	16,037	176,000	75,926	12/16/72	500 bp — Monthly	(59,718)
CMBX NA BB.13 Index	BB−/P	26,330	279,000	120,361	12/16/72	500 bp — Monthly	(93,759)
CMBX NA BB.13 Index	BB−/P	48,322	530,000	228,642	12/16/72	500 bp — Monthly	(179,805)
CMBX NA BB.14 Index	BB/P	13,266	121,000	50,034	12/16/72	500 bp — Monthly	(36,649)
CMBX NA BB.6 Index	B+/P	114,187	192,434	81,053	5/11/63	500 bp — Monthly	33,323
CMBX NA BB.6 Index	B+/P	119,351	561,771	236,618	5/11/63	500 bp — Monthly	(116,715)
CMBX NA BB.7 Index	B-/P	64,660	1,267,000	517,316	1/17/47	500 bp — Monthly	(451,425)
CMBX NA BB.9 Index	B/P	3,258	16,000	6,794	9/17/58	500 bp — Monthly	(3,520)
CMBX NA BB.9 Index	B/P	32,267	158,000	67,087	9/17/58	500 bp — Monthly	(34,666)

Master Intermediate Income Trust 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.10 Index	BB+/P	$12,532	$101,000	$28,876	11/17/59	300 bp — Monthly	$(16,285)
CMBX NA BBB−.10 Index	BB+/P	20,182	185,000	52,892	11/17/59	300 bp — Monthly	(32,601)
CMBX NA BBB−.11 Index	BBB−/P	3,883	62,000	16,814	11/18/54	300 bp — Monthly	(12,895)
CMBX NA BBB−.14 Index	BBB−/P	976	22,000	6,186	12/16/72	300 bp — Monthly	(5,197)
CMBX NA BBB−.14 Index	BBB−/P	1,334	41,000	11,529	12/16/72	300 bp — Monthly	(10,172)
CMBX NA BBB−.15 Index	BBB−/P	45,673	171,000	48,838	11/18/64	300 bp — Monthly	(3,064)
CMBX NA BBB−.15Index	BBB−/P	170	1,000	286	11/18/64	300 bp — Monthly	(115)
CMBX NA BBB−.16 Index	BBB−/P	40,689	179,000	52,017	4/17/65	300 bp — Monthly	(11,224)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	30,497	228,000	93,092	1/17/47	500 bp — Monthly	(62,373)
CMBX NA BBB−.7 Index	BB−/P	51,226	780,000	170,898	1/17/47	300 bp — Monthly	(119,217)
Goldman Sachs International
CMBX NA BB.6 Index	B+/P	106,107	209,989	88,447	5/11/63	500 bp — Monthly	17,866
CMBX NA BB.6 Index	B+/P	121,547	249,151	104,942	5/11/63	500 bp — Monthly	16,849
CMBX NA BB.9 Index	B/P	4,448	11,000	4,671	9/17/58	500 bp — Monthly	(212)
CMBX NA BBB−.13 Index	BBB−/P	1,900	12,000	3,457	12/16/72	300 bp — Monthly	(1,551)
CMBX NA BBB−.13 Index	BBB−/P	1,906	32,000	9,219	12/16/72	300 bp — Monthly	(7,294)
CMBX NA BBB−.13 Index	BBB−/P	2,074	33,000	9,507	12/16/72	300 bp — Monthly	(7,414)
CMBX NA BBB−.13 Index	BBB−/P	2,443	38,000	10,948	12/16/72	300 bp — Monthly	(8,483)
CMBX NA BBB−.13 Index	BBB−/P	2,484	42,000	12,100	12/16/72	300 bp — Monthly	(9,592)
CMBX NA BBB−.13 Index	BBB−/P	7,522	48,000	13,829	12/16/72	300 bp — Monthly	(6,279)
CMBX NA BBB−.13 Index	BBB−/P	5,981	130,000	37,453	12/16/72	300 bp — Monthly	(31,396)
CMBX NA BBB−.14 Index	BBB−/P	21,422	141,000	39,649	12/16/72	300 bp — Monthly	(18,082)
CMBX NA BBB−.14 Index	BBB−/P	24,995	146,000	41,055	12/16/72	300 bp — Monthly	(15,975)

54 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA BBB−.15 Index	BBB−/P	$808	$13,000	$3,713	11/18/64	300 bp — Monthly	$(2,898)
CMBX NA BBB−.15 Index	BBB−/P	8,411	91,000	25,990	11/18/64	300 bp — Monthly	(17,525)
CMBX NA BBB−.15 Index	BBB−/P	8,103	91,000	25,990	11/18/64	300 bp — Monthly	(17,834)
CMBX NA BBB−.16 Index	BBB−/P	29,602	123,000	35,744	4/17/65	300 bp — Monthly	(6,070)
CMBX NA BBB−.7 Index	BB−/P	26,578	312,000	68,359	1/17/47	300 bp — Monthly	(41,600)
CMBX NA BBB−.7 Index	BB−/P	90,359	1,040,000	227,864	1/17/47	300 bp — Monthly	(136,898)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B/P	9,629	120,000	53,844	5/11/63	500 bp — Monthly	(44,099)
CMBX NA BBB−.13 Index	BBB−/P	16,787	127,000	36,589	12/16/72	300 bp — Monthly	(19,728)
CMBX NA BBB−.8 Index	BB/P	17,933	115,000	25,438	10/17/57	300 bp — Monthly	(7,438)
Merrill Lynch International
CMBX NA A.13 Index	A-/P	25,425	191,000	24,123	12/16/72	200 bp — Monthly	1,302
CMBX NA A.13 Index	A-/P	24,894	191,000	24,123	12/16/72	200 bp — Monthly	771
CMBX NA BB.6 Index	B+/P	13,977	84,401	35,550	5/11/63	500 bp — Monthly	(21,489)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB−/P	182	2,000	863	12/16/72	500 bp — Monthly	(679)
CMBX NA BB.13 Index	BB−/P	4,929	53,000	22,864	12/16/72	500 bp — Monthly	(17,883)
CMBX NA BB.13 Index	BB−/P	6,326	66,000	28,472	12/16/72	500 bp — Monthly	(22,082)
CMBX NA BB.13 Index	BB−/P	7,574	82,000	35,375	12/16/72	500 bp — Monthly	(27,721)
CMBX NA BB.13 Index	BB−/P	25,708	280,000	120,792	12/16/72	500 bp — Monthly	(94,812)
CMBX NA BB.6 Index	B+/P	4,741	26,333	11,091	5/11/63	500 bp — Monthly	(6,325)
CMBX NA BB.6 Index	B+/P	8,676	32,410	13,651	5/11/63	500 bp — Monthly	(4,943)
CMBX NA BB.6 Index	B+/P	63,000	101,281	42,660	5/11/63	500 bp — Monthly	20,440
CMBX NA BB.6 Index	B+/P	116,279	185,006	77,925	5/11/63	500 bp — Monthly	38,536
CMBX NA BB.6 Index	B+/P	102,255	203,912	85,888	5/11/63	500 bp — Monthly	16,567

Master Intermediate Income Trust 55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.15 Index	BBB−/P	$27,689	$163,000	$46,553	11/18/64	300 bp — Monthly	$(18,768)
CMBX NA BBB−.15 Index	BBB−/P	35,159	223,000	63,689	11/18/64	300 bp — Monthly	(28,400)
CMBX NA BBB−.16 Index	BBB−/P	29,778	131,000	38,069	4/17/65	300 bp — Monthly	(8,214)
CMBX NA BBB−.9 Index	BB+/P	874	9,000	2,222	9/17/58	300 bp — Monthly	(1,343)
Upfront premium received		1,903,579		Unrealized appreciation		252,589
Upfront premium (paid)		—		Unrealized (depreciation)		(1,937,908)
Total		$1,903,579		Total		$(1,685,319)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(95,717)	$397,000	$178,134	11/17/59	(500 bp) — Monthly	$82,031
CMBX NA BB.10 Index	(65,025)	255,000	114,419	11/17/59	(500 bp) — Monthly	49,146
CMBX NA BB.10 Index	(14,611)	140,000	62,818	11/17/59	(500 bp) — Monthly	48,071
CMBX NA BB.10 Index	(12,500)	114,000	51,152	11/17/59	(500 bp) — Monthly	38,541
CMBX NA BB.11 Index	(13,993)	108,000	43,384	11/18/54	(500 bp) — Monthly	29,286
CMBX NA BB.11 Index	(1,556)	30,000	12,051	11/18/54	(500 bp) — Monthly	10,466
CMBX NA BB.8 Index	(36,522)	102,433	48,338	10/17/57	(500 bp) — Monthly	11,716
CMBX NA BB.8 Index	(8,940)	69,577	32,834	10/17/57	(500 bp) — Monthly	23,826
CMBX NA BBB−.10 Index	(47,799)	278,000	79,480	11/17/59	(300 bp) — Monthly	31,520
CMBX NA BBB−.10 Index	(55,015)	237,000	67,758	11/17/59	(300 bp) — Monthly	12,605
CMBX NA BBB−.10 Index	(28,062)	221,000	63,184	11/17/59	(300 bp) — Monthly	34,993

56 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB−.10 Index	$(24,448)	$112,000	$32,021	11/17/59	(300 bp) — Monthly	$7,507
CMBX NA BBB−.10 Index	(23,069)	106,000	30,305	11/17/59	(300 bp) — Monthly	7,174
CMBX NA BBB−.10 Index	(14,314)	60,000	17,154	11/17/59	(300 bp) — Monthly	2,805
CMBX NA BBB−.10 Index	(6,246)	49,000	14,009	11/17/59	(300 bp) — Monthly	7,734
CMBX NA BBB−.10 Index	(4,717)	37,000	10,578	11/17/59	(300 bp) — Monthly	5,840
CMBX NA BBB−.10 Index	(3,793)	31,000	8,863	11/17/59	(300 bp) — Monthly	5,052
CMBX NA BBB−.12 Index	(68,500)	205,000	59,409	8/17/61	(300 bp) — Monthly	(9,211)
CMBX NA BBB−.12 Index	(67,433)	194,000	56,221	8/17/61	(300 bp) — Monthly	(11,325)
CMBX NA BBB−.12 Index	(13,080)	190,000	55,062	8/17/61	(300 bp) — Monthly	41,871
CMBX NA BBB−.12 Index	(51,320)	146,000	42,311	8/17/61	(300 bp) — Monthly	(9,094)
CMBX NA BBB−.12 Index	(21,794)	124,000	35,935	8/17/61	(300 bp) — Monthly	14,069
CMBX NA BBB−.12 Index	(17,158)	101,000	29,270	8/17/61	(300 bp) — Monthly	12,053
CMBX NA BBB−.12 Index	(240)	4,000	1,159	8/17/61	(300 bp) — Monthly	917
CMBX NA BBB−.13 Index	(6,199)	106,000	30,539	12/16/72	(300 bp) — Monthly	24,277
CMBX NA BBB−.13 Index	(2,546)	50,000	14,405	12/16/72	(300 bp) — Monthly	11,830
CMBX NA BBB−.13 Index	(1,971)	36,000	10,372	12/16/72	(300 bp) — Monthly	8,379
CMBX NA BBB−.13 Index	(202)	4,000	1,152	12/16/72	(300 bp) — Monthly	948
CMBX NA BBB−.6 Index	(41,772)	127,750	27,147	5/11/63	(300 bp) — Monthly	(14,700)
CMBX NA BBB−.8 Index	(28,200)	188,000	41,586	10/17/57	(300 bp) — Monthly	13,276
CMBX NA BBB−.8 Index	(7,631)	55,000	12,166	10/17/57	(300 bp) — Monthly	4,503
CMBX NA BBB−.8 Index	(7,354)	53,000	11,724	10/17/57	(300 bp) — Monthly	4,339
CMBX NA BBB−.8 Index	(4,268)	27,000	5,972	10/17/57	(300 bp) — Monthly	1,689
CMBX NA BBB−.9 Index	(4,495)	19,000	4,691	9/17/58	(300 bp) — Monthly	185

Master Intermediate Income Trust 57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(38,693)	$290,000	$130,123	11/17/59	(500 bp) — Monthly	$91,148
CMBX NA BB.10 Index	(34,367)	289,000	129,674	11/17/59	(500 bp) — Monthly	95,026
CMBX NA BB.10 Index	(18,893)	152,000	68,202	11/17/59	(500 bp) — Monthly	49,161
CMBX NA BB.7 Index	(61,796)	335,000	136,781	1/17/47	(500 bp) — Monthly	74,659
CMBX NA BB.7 Index	(4,770)	29,000	11,841	1/17/47	(500 bp) — Monthly	7,042
Goldman Sachs International
CMBX NA A.6 Index	(13,345)	53,264	9,220	5/11/63	(200 bp) — Monthly	(4,147)
CMBX NA A.6 Index	(7,995)	32,115	5,559	5/11/63	(200 bp) — Monthly	(2,449)
CMBX NA A.6 Index	(7,359)	29,373	5,085	5/11/63	(200 bp) — Monthly	(2,287)
CMBX NA A.6 Index	(4,240)	25,065	4,339	5/11/63	(200 bp) — Monthly	89
CMBX NA A.6 Index	(5,333)	20,757	3,593	5/11/63	(200 bp) — Monthly	(1,749)
CMBX NA A.6 Index	(4,747)	19,191	3,322	5/11/63	(200 bp) — Monthly	(1,433)
CMBX NA A.6 Index	(4,263)	17,232	2,983	5/11/63	(200 bp) — Monthly	(1,287)
CMBX NA A.6 Index	(4,263)	17,232	2,983	5/11/63	(200 bp) — Monthly	(1,287)
CMBX NA A.6 Index	(4,246)	16,841	2,915	5/11/63	(200 bp) — Monthly	(1,338)
CMBX NA A.6 Index	(4,246)	16,841	2,915	5/11/63	(200 bp) — Monthly	(1,338)
CMBX NA A.6 Index	(3,758)	14,491	2,508	5/11/63	(200 bp) — Monthly	(1,255)
CMBX NA A.6 Index	(2,934)	11,749	2,034	5/11/63	(200 bp) — Monthly	(905)
CMBX NA A.6 Index	(2,934)	11,749	2,034	5/11/63	(200 bp) — Monthly	(905)
CMBX NA A.6 Index	(1,789)	7,050	1,220	5/11/63	(200 bp) — Monthly	(571)
CMBX NA A.6 Index	(174)	783	136	5/11/63	(200 bp) — Monthly	(39)
CMBX NA A.6 Index	(163)	783	136	5/11/63	(200 bp) — Monthly	(28)
CMBX NA A.6 Index	(86)	392	68	5/11/63	(200 bp) — Monthly	(18)
CMBX NA A.6 Index	(79)	392	68	5/11/63	(200 bp) — Monthly	(11)

58 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	$(96)	$392	$68	5/11/63	(200 bp) — Monthly	$(29)
CMBX NA BB.6 Index	(1,023)	6,752	2,844	5/11/63	(500 bp) — Monthly	1,814
CMBX NA BB.7 Index	(25,560)	156,000	63,695	1/17/47	(500 bp) — Monthly	37,984
CMBX NA BB.7 Index	(18,621)	102,000	41,647	1/17/47	(500 bp) — Monthly	22,927
CMBX NA BB.7 Index	(10,442)	69,000	28,173	1/17/47	(500 bp) — Monthly	17,664
CMBX NA BB.8 Index	(10,866)	29,957	14,137	10/17/57	(500 bp) — Monthly	3,241
CMBX NA BB.8 Index	(3,959)	10,630	5,016	10/17/57	(500 bp) — Monthly	1,046
CMBX NA BBB−.12 Index	(8,968)	46,000	13,331	8/17/61	(300 bp) — Monthly	4,336
CMBX NA BBB−.12 Index	(5,404)	16,000	4,637	8/17/61	(300 bp) — Monthly	(776)
CMBX NA BBB−.13 Index	(9,245)	122,000	35,148	12/16/72	(300 bp) — Monthly	25,832
JPMorgan Securities LLC
CMBX NA A.6 Index	(11,019)	55,222	9,559	5/11/63	(200 bp) — Monthly	(1,482)
CMBX NA BB.7 Index	(320,235)	654,000	267,028	1/17/47	(500 bp) — Monthly	(53,842)
CMBX NA BBB−.11 Index	(7,049)	64,000	17,357	11/18/54	(300 bp) — Monthly	10,270
CMBX NA BBB−.7 Index	(214,338)	913,000	200,038	1/17/47	(300 bp) — Monthly	(14,833)
Merrill Lynch International
CMBX NA BB.10 Index	(15,875)	279,000	125,187	11/17/59	(500 bp) — Monthly	107,809
CMBX NA BBB−.7 Index	(32,451)	396,000	86,764	1/17/47	(300 bp) — Monthly	54,081
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(7,508)	30,157	5,220	5/11/63	(200 bp) — Monthly	(2,300)
CMBX NA A.6 Index	(1,458)	5,875	1,017	5/11/63	(200 bp) — Monthly	(443)
CMBX NA A.6 Index	(388)	1,567	271	5/11/63	(200 bp) — Monthly	(117)
CMBX NA A.6 Index	(195)	783	136	5/11/63	(200 bp) — Monthly	(60)
CMBX NA A.6 Index	(193)	783	136	5/11/63	(200 bp) — Monthly	(58)
CMBX NA A.6 Index	(96)	392	68	5/11/63	(200 bp) — Monthly	(28)

Master Intermediate Income Trust 59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA A.6 Index	$(86)	$392	$68	5/11/63	(200 bp) — Monthly	$(18)
CMBX NA A.6 Index	(91)	392	68	5/11/63	(200 bp) — Monthly	(23)
CMBX NA BB.10 Index	(33,114)	141,000	63,267	11/17/59	(500 bp) — Monthly	30,016
CMBX NA BB.10 Index	(40,703)	134,000	60,126	11/17/59	(500 bp) — Monthly	19,293
CMBX NA BB.10 Index	(10,068)	96,000	43,075	11/17/59	(500 bp) — Monthly	32,914
CMBX NA BB.7 Index	(23,127)	115,000	46,955	1/17/47	(500 bp) — Monthly	23,716
CMBX NA BB.7 Index	(17,547)	91,000	37,155	1/17/47	(500 bp) — Monthly	19,519
CMBX NA BB.7 Index	(11,040)	59,000	24,090	1/17/47	(500 bp) — Monthly	12,992
CMBX NA BB.7 Index	(6,055)	30,000	12,249	1/17/47	(500 bp) — Monthly	6,165
CMBX NA BB.9 Index	(3,952)	65,000	27,599	9/17/58	(500 bp) — Monthly	23,584
CMBX NA BB.9 Index	(7,997)	53,000	22,504	9/17/58	(500 bp) — Monthly	14,455
CMBX NA BB.9 Index	(4,238)	31,000	13,163	9/17/58	(500 bp) — Monthly	8,894
CMBX NA BB.9 Index	(743)	19,000	8,067	9/17/58	(500 bp) — Monthly	7,306
CMBX NA BB.9 Index	(1,968)	13,000	5,520	9/17/58	(500 bp) — Monthly	3,539
CMBX NA BB.9 Index	(246)	4,000	1,698	9/17/58	(500 bp) — Monthly	1,448
CMBX NA BBB−.10 Index	(19,495)	158,000	45,172	11/17/59	(300 bp) — Monthly	25,585
CMBX NA BBB−.10 Index	(17,456)	136,000	38,882	11/17/59	(300 bp) — Monthly	21,347
CMBX NA BBB−.10 Index	(11,085)	128,000	36,595	11/17/59	(300 bp) — Monthly	25,436
CMBX NA BBB−.10 Index	(8,751)	69,000	19,727	11/17/59	(300 bp) — Monthly	10,936
CMBX NA BBB−.10 Index	(7,908)	66,000	18,869	11/17/59	(300 bp) — Monthly	10,923
CMBX NA BBB−.10 Index	(4,987)	23,000	6,576	11/17/59	(300 bp) — Monthly	1,575
CMBX NA BBB−.10 Index	(3,929)	18,000	5,146	11/17/59	(300 bp) — Monthly	1,206
CMBX NA BBB−.11 Index	(3,121)	10,000	2,712	11/18/54	(300 bp) — Monthly	(415)

60 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.12 Index	$(277)	$5,000	$1,449	8/17/61	(300 bp) — Monthly	$1,169
CMBX NA BBB−.13 Index	(1,418)	23,000	6,626	12/16/72	(300 bp) — Monthly	5,132
CMBX NA BBB−.7 Index	(14,539)	229,000	50,174	1/17/47	(300 bp) — Monthly	35,501
CMBX NA BBB−.7 Index	(17,831)	175,000	38,343	1/17/47	(300 bp) — Monthly	20,410
Upfront premium received	—		Unrealized appreciation		1,513,839
Upfront premium (paid)	(2,007,724)		Unrealized (depreciation)		(139,801)
Total	$(2,007,724)		Total		$1,374,038
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$11,293	$—
Total common stocks	—	11,293	—
Asset-backed securities	—	1,383,639	—
Convertible bonds and notes	—	9,100,727	—
Corporate bonds and notes	—	35,294,591	—
Foreign government and agency bonds and notes	—	14,320,472	—
Mortgage-backed securities	—	68,798,556	—
Purchased options outstanding	—	663,400	—
Senior loans	—	3,033,144	—
U.S. government and agency mortgage obligations	—	311,405,914	—
U.S. treasury obligations		883,722
Short-term investments	2,807,000	33,806,564	—
Totals by level	$2,807,000	$478,702,022	$—

Master Intermediate Income Trust 61

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(130,420)	$—
Futures contracts	461,665	—	—
Written options outstanding	—	(2,680)	—
Forward premium swap option contracts	—	516,548	—
TBA sale commitments	—	(203,754,616)	—
Interest rate swap contracts	—	3,014,565	—
Total return swap contracts	—	(162,650)	—
Credit default contracts	—	(207,136)	—
Totals by level	$461,665	$(200,726,389)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

62 Master Intermediate Income Trust

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $476,009,692)	$463,200,567
Affiliated issuers (identified cost $18,308,455) (Note 5)	18,308,455
Foreign currency (cost $5,901) (Note 1)	6,017
Dividends, interest and other receivables	1,589,232
Receivable for investments sold	793,450
Receivable for sales of TBA securities (Note 1)	91,853,183
Receivable for variation margin on futures contracts (Note 1)	66,499
Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,136,127
Unrealized appreciation on forward premium swap option contracts (Note 1)	6,707,322
Unrealized appreciation on forward currency contracts (Note 1)	100,133
Unrealized appreciation on OTC swap contracts (Note 1)	1,766,428
Premium paid on OTC swap contracts (Note 1)	2,007,724
Deposits with broker (Note 1)	5,163,068
Prepaid assets	36,470
Total assets	593,734,675

LIABILITIES
Payable to custodian	378,690
Payable for investments purchased	637,117
Payable for purchases of TBA securities (Note 1)	197,413,605
Payable for shares of the fund repurchased	321,423
Payable for compensation of Manager (Note 2)	327,560
Payable for custodian fees (Note 2)	46,798
Payable for investor servicing fees (Note 2)	14,572
Payable for Trustee compensation and expenses (Note 2)	98,347
Payable for administrative services (Note 2)	1,045
Payable for variation margin on futures contracts (Note 1)	4,219
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,210,409
Distributions payable to shareholders	1,092,739
Unrealized depreciation on OTC swap contracts (Note 1)	2,240,359
Premium received on OTC swap contracts (Note 1)	1,903,579
Unrealized depreciation on forward currency contracts (Note 1)	230,553
Unrealized depreciation on forward premium swap option contracts (Note 1)	6,190,774
Written options outstanding, at value (premiums $275,000) (Note 1)	2,680
TBA sale commitments, at value (proceeds receivable $202,386,191) (Note 1)	203,754,616
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	3,690,722
Other accrued expenses	131,343
Total liabilities	420,691,150

Net assets	$173,043,525

(Continued on next page)

Master Intermediate Income Trust 63

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$308,407,556
Total distributable earnings (Note 1)	(135,364,031)
Total — Representing net assets applicable to capital shares outstanding	$173,043,525

COMPUTATION OF NET ASSET VALUE
Net asset value per share
($173,043,525 divided by 49,383,363 shares)	$3.50

The accompanying notes are an integral part of these financial statements.

64 Master Intermediate Income Trust

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $391,849 from investments in affiliated issuers) (Note 5)	$3,645,863
Total investment income	3,645,863

EXPENSES
Compensation of Manager (Note 2)	664,245
Investor servicing fees (Note 2)	44,293
Custodian fees (Note 2)	51,547
Trustee compensation and expenses (Note 2)	4,925
Administrative services (Note 2)	3,966
Auditing and tax fees	70,142
Other	105,415
Total expenses	944,533
Expense reduction (Note 2)	(3,520)
Net expenses	941,013

Net investment income	2,704,850

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,107,755)
Foreign currency transactions (Note 1)	19,477
Forward currency contracts (Note 1)	(137,298)
Futures contracts (Note 1)	(976,937)
Swap contracts (Note 1)	(2,399,335)
Written options (Note 1)	(10,963,519)
Total net realized loss	(15,565,367)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	4,886,123
Assets and liabilities in foreign currencies	(3,826)
Forward currency contracts	(552,513)
Futures contracts	1,329,292
Swap contracts	2,323,174
Written options	10,388,053
Total change in net unrealized appreciation	18,370,303

Net gain on investments	2,804,936

Net increase in net assets resulting from operations	$5,509,786

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 65

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$2,704,850	$9,394,348
Net realized loss on investments
and foreign currency transactions	(15,565,367)	(18,850,913)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	18,370,303	(5,717,948)
Net increase (decrease) in net assets resulting
from operations	5,509,786	(15,174,513)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(6,588,268)	(13,403,127)
Increase in capital share transactions from reinvestment
of distributions	—	211,674
Decrease from capital share transactions (Note 4)	(2,820,347)	(3,434,912)
Total decrease in net assets	(3,898,829)	(31,800,878)

NET ASSETS
Beginning of period	176,942,354	208,743,232
End of period	$173,043,525	$176,942,354

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	50,253,394	51,186,687
Shares issued in connection with reinvestment
of distributions	—	53,198
Shares repurchased (Note 4)	(870,031)	(986,491)
Shares outstanding at end of period	49,383,363	50,253,394

* Unaudited.

The accompanying notes are an integral part of these financial statements.

66 Master Intermediate Income Trust

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
Six months ended**				Year ended
	3/31/23	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$3.52	$4.08	$4.30	$4.83	$4.94	$5.03
Investment operations:
Net investment income[a]	.05	.18	.19	.18	.24	.26
Net realized and unrealized
gain (loss) on investments	.05	(.49)	(.13)	(.35)	(.02)	(.06)
Total from investment operations	.10	(.31)	.06	(.17)	.22	.20
Less distributions:
From net investment income	(.13)	(.26)	(.03)	(.21)	(.34)	(.29)
From return of capital	—	—	(.25)	(.15)	—	—
Total distributions	(.13)	(.26)	(.28)	(.36)	(.34)	(.29)
Increase from shares repurchased	.01	.01	—[e]	—[e]	.01	—[e]
Net asset value, end of period	$3.50	$3.52	$4.08	$4.30	$4.83	$4.94
Market value, end of period	$3.18	$3.25	$4.07	$4.11	$4.59	$4.52
Total return at market value (%)[b]	1.80*	(14.14)	5.82	(2.85)	9.48	1.66

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$173,044	$176,942	$208,743	$220,091	$249,961	$262,509
Ratio of expenses to average
net assets (%)[c]	.53*	1.04	1.01	1.01	1.02	1.00
Ratio of net investment income
to average net assets (%)	1.53*	4.83	4.35	3.98	4.90	5.11
Portfolio turnover (%)[d]	757*	949	1,073	995	899	715

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sales commitments.

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 67

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The goal of the fund is to seek with equal emphasis high current income and relative stability of net asset value by allocating its investments among the U.S. investment grade sector, high-yield sector, and international sector.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various

68 Master Intermediate Income Trust

relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from

Master Intermediate Income Trust 69

changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

70 Master Intermediate Income Trust

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

At the close of the reporting period, the fund has deposited cash valued at $5,163,068 in a segregated account to cover margin requirements on open centrally cleared swap contracts.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the

Master Intermediate Income Trust 71

reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

72 Master Intermediate Income Trust

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,667,863 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $1,602,034 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$31,343,761	$52,646,765	$83,990,526

Master Intermediate Income Trust 73

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $314,997,329, resulting in gross unrealized appreciation and depreciation of $19,173,794 and $52,927,125, respectively, or net unrealized depreciation of $33,753,031.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund uses targeted distribution rates, whose principal source of the distribution is ordinary income. However,the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.375% of the fund’s average net assets.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

74 Master Intermediate Income Trust

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,520 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $161, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,724,638,430	$1,723,603,924
U.S. government securities (Long-term)	—	—
Total	$1,724,638,430	$1,723,603,924

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2022, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2023 (based on shares outstanding as of September 30, 2022). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2022 (based on shares outstanding as of September 30, 2021). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 870,031 common shares for an aggregate purchase price of $2,820,347, which reflects a weighted-average discount from net asset value per share of 8.50%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 986,491 common shares for an aggregate purchase price of $3,434,912, which reflected a weighted-average discount from net asset value per share of 8.30%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 2,474 shares of the fund (0.01% of the fund’s shares outstanding), valued at $8,659 based on net asset value.

Master Intermediate Income Trust 75

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/22	cost	proceeds	income	of 3/31/23
Short-term investments
Putnam Short Term
Investment Fund*	$22,638,559	$27,226,904	$31,557,008	$391,849	$18,308,455
Total Short-term
investments	$22,638,559	$27,226,904	$31,557,008	$391,849	$18,308,455

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund,

76 Master Intermediate Income Trust

which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$—*
Purchased TBA commitment option contracts (contract amount)	$37,900,000
Purchased swap option contracts (contract amount)	$592,100,000
Written equity option contracts (contract amount)	$—*
Written TBA commitment option contracts (contract amount)	$37,900,000
Written swap option contracts (contract amount)	$350,600,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$19,500,000
Centrally cleared interest rate swap contracts (notional)	$1,691,200,000
OTC total return swap contracts (notional)	$2,100,000
OTC credit default contracts (notional)	$22,500,000
Centrally cleared credit default contracts (notional)	$2,900,000
Warrants (number of warrants)	20

* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal. The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$3,381,762	Payables	$3,751,548
Foreign exchange
contracts	Investments, Receivables	100,133	Payables	230,553
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	38,608,322*	Unrealized depreciation	33,954,824*
Total		$42,090,217		$37,936,925

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Master Intermediate Income Trust 77

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(264,541)	$(264,541)
Foreign exchange
contracts	—	—	—	(137,298)	—	(137,298)
Equity contracts	(2)	—	—	—	—	(2)
Interest rate
contracts	—	(7,007,501)	(976,937)	—	(2,134,794)	(10,119,232)
Total	$(2)	$(7,007,501)	$(976,937)	$(137,298)	$(2,399,335)	$(10,521,073)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$745,021	$745,021
Foreign exchange
contracts	—	—	—	(552,513)	—	(552,513)
Equity contracts	1	—	—	—	—	1
Interest rate
contracts	—	5,931,138	1,329,292	—	1,578,153	8,838,583
Total	$1	$5,931,138	$1,329,292	$(552,513)	$2,323,174	$9,031,092

78 Master Intermediate Income Trust

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Master Intermediate Income Trust 79

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$2,136,127	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$2,136,127
OTC Total return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	1,302,809	475,555	—	259,219	—	—	492,754	210,216	641,209	—	—	—	—	—	3,381,762
Futures contracts§	—	—	—	—	—	—	—	—	—	—	66,499	—	—	—	—	—	—	—	66,499
Forward currency contracts#	94	8,383	—	163	—	—	—	27,497	6,371	298	—	—	15,349	—	37,512	524	695	3,247	100,133
Forward premium swap
option contracts#	3,452,922	—	—	1,165,854	—	—	78,307	167,102	—	1,033,083	—	—	8,512	—	—	72,937	728,605	—	6,707,322
Purchased options**#	—	—	—	—	—	—	—	—	—	663,400	—	—	—	—	—	—	—	—	663,400
Total Assets	$3,453,016	$8,383	$2,136,127	$1,166,017	$1,302,809	$475,555	$78,307	$453,818	$6,371	$1,696,781	$559,253	$210,216	$665,070	$—	$37,512	$73,461	$729,300	$3,247	$13,055,243
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	2,210,409	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	2,210,409
OTC Total return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	162,650	—	—	—	—	—	162,650
OTC Credit default contracts —
protection sold*#	27,073	—	—	—	1,749,311	263,313	—	761,078	—	—	115,614	83,712	588,797	—	—	—	—	—	3,588,898
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	4,219	—	—	—	—	—	—	—	4,219
Forward currency contracts#	3,511	58	—	12,311	—	—	—	2,358	7,505	155	—	—	72,095	11,891	94,460	2,298	23,704	207	230,553
Forward premium swap
option contracts#	2,849,394	20,876	—	1,315,581	—	—	22,216	282,222	—	1,001,203	—	—	226,650	—	—	47,063	425,569	—	6,190,774
Written options#	—	—	—	—	—	—	—	—	—	2,680	—	—	—	—	—	—	—	—	2,680
Total Liabilities	$2,879,978	$20,934	$2,210,409	$1,327,892	$1,749,311	$263,313	$22,216	$1,045,658	$7,505	$1,004,038	$119,833	$83,712	$1,050,192	$11,891	$94,460	$49,361	$449,273	$207	$12,390,183
Total Financial and
Derivative Net Assets	$573,038	$(12,551)	$(74,282)	$(161,875)	$(446,502)	$212,242	$56,091	$(591,840)	$(1,134)	$692,743	$439,420	$126,504	$(385,122)	$(11,891)	$(56,948)	$24,100	$280,027	$3,040	$665,060
Total collateral received
(pledged)†##	$573,038	$—	$—	$(131,102)	$(446,502)	$120,000	$—	$(520,679)	$—	$620,000	$346,000	$126,504	$(385,122)	$—	$—	$24,100	$280,027	$—
Net amount	$—	$(12,551)	$(74,282)	$(30,773)	$—	$92,242	$56,091	$(71,161)	$(1,134)	$72,743	$93,420	$—	$—	$(11,891)	$(56,948)	$—	$—	$3,040

80 Master Intermediate Income Trust	Master Intermediate Income Trust 81

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Controlled collateral
received (including TBA
commitments)**	$750,046	$—	$—	$—	$638,000	$120,000	$—	$—	$—	$620,000	$989,000	$133,676	$—	$—	$—	$110,000	$330,000	$—	$3,690,722
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(131,102)	$(538,643)	$—	$—	$(520,679)	$—	$—	$—	$—	$(411,610)	$—	$—	$—	$—	$—	$(1,602,034)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $450,132 and $5,163,068, respectively.

Note 10: Additional information

On February 23, 2023, the fund’s Trustees voted to exempt, including on a going forward basis, all prior and, until further notice, new purchases of shares of the fund that might otherwise be deemed “Control Share Acquisitions” under Article 15 of the fund’s Amended and Restated Bylaws from the provisions of Article 15 of the fund’s Amended and Restated Bylaws.

82 Master Intermediate Income Trust	Master Intermediate Income Trust 83

Shareholder meeting results (Unaudited)

April 21, 2023 annual meeting

At the meeting, a proposal to fix the number of Trustees at 11 was approved as follows:

Votes for	Votes against	Abstentions
22,648,425	1,700,956	543,445

At the meeting, each of the nominees for Trustees was elected as follows:

	Votes for	Votes withheld
Liaquat Ahamed	22,548,060	2,344,780
Barbara M. Baumann	22,701,727	2,191,113
Katinka Domotorffy	22,637,002	2,255,838
Catharine Bond Hill	22,663,320	2,229,520
Kenneth R. Leibler	22,601,916	2,290,924
Jennifer Williams Murphy	23,807,119	1,085,721
Marie Pillai	22,687,408	2,205,432
George Putnam III	22,592,802	2,300,038
Robert L. Reynolds	22,570,243	2,322,597
Manoj P. Singh	22,471,772	2,421,069
Mona K. Sutphen	22,619,223	2,273,618

All tabulations are rounded to the nearest whole number.

84 Master Intermediate Income Trust

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) Effective March 31, 2023, Michael Atkin, a Portfolio Manager of the fund, retired from Putnam Investments.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities

				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

October 1 – October 31, 2022	79,705	$3.25	79,705	4,945,634
November 1 – November 30, 2022	—	—	—	4,945,634
December 1 – December 31, 2022	261,385	$3.25	261,385	4,684,249
January 1 – January 31, 2023	159,435	$3.34	159,435	4,524,814
February 1 – February 28, 2023	76,517	$3.23	76,517	4,448,297
March 1 – March 31, 2023	292,989	$3.18	292,989	4,155,308

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2021, which was in effect between October 1, 2021 and September 30, 2022, allowed the fund to repurchase up to 5,118,668 of its shares. The program renewed by the Board in September 2022, which is in effect between October 1, 2022 and September 30, 2023, allows the fund to repurchase up to 5,025,339 of its shares.

**	Information prior to October 1, 2022, is based on the total number of shares eligible for repurchase under the program, as amended through September 2021. Information from October 1, 2022 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2022.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023